
As filed with the Securities and Exchange Commission on May 2, 2005

REGISTRATION NO. 333-119151

811-04440

--------------------------------------------------------------------------------------------------------------------------------------------

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 1

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

AMENDMENT NO. 40

TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Name of Depositor)

60 EAST 42ND STREET, SUITE 1115

NEW YORK, NEW YORK 10165

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ANNUITIES DIVISION

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400E

WASHINGTON, D.C. 20007

--------------------------------------------------------------------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on (date) pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment


PART A


PROSPECTUS

MAY 2, 2005

SUN LIFE FINANCIAL MASTERSSM REWARD NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Growth Equity Funds
Franklin Templeton VIP Trust Templeton Foreign	Lord Abbett Series Fund Growth Opportunities
Securities Fund, Class 2	Portfolio
Franklin Templeton VIP Trust Templeton Growth	Wanger Select, Variable Series*
Securities Fund, Class 2	Small-Cap Value Equity Funds
Franklin Templeton VIP Trust Mutual	Colonial Small Cap Value Fund, Variable Series -
Shares Securities Fund, Class 2	Class B*
Lord Abbett Series Fund All Value Portfolio	Franklin Templeton VIP Trust Franklin Small Cap
Lord Abbett Series Fund Growth & Income Portfolio	Value Securities Fund, Class 2
MFS/Sun Life Total Return - S Class	Small-Cap Blend Equity Funds
MFS/ Sun Life Value - S Class	Oppenheimer Main Street Small Cap Fund/VA
Large-Cap Blend Equity Funds	- Service Shares
MFS/ Sun Life Capital Opportunities - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Massachusetts Investors Trust	MFS/ Sun Life New Discovery - S Class
- S Class	Wanger US Smaller Companies, Variable Series*
MFS/ Sun Life Research - S Class	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Research International - S Class	MFS/ Sun Life Utilities - S Class
Oppenheimer Main Street Fund/VA - Service Shares	Mid-Cap Blend Sector Equity Funds
Large-Cap Growth Equity Funds	Sun CapitalSM All Cap Fund - S Class
MFS/ Sun Life Emerging Growth - S Class	High-Quality Short-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Growth	PIMCO VIT Low Duration Portfolio
Stock - S Class	High-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Strategic Growth - S Class	MFS/ Sun Life Government Securities - S Class
Nations Marsico 21st Century Portfolio*	Sun Capital Investment Grade Bond Fund(R)
Nations Marsico Growth Portfolio*	- S Class
Nations Marsico International Opportunities Portfolio*	PIMCO VIT Total Return Portfolio
Oppenheimer Global Securities Fund/VA -	PIMCO VIT Real Return Portfolio
Service Shares	Medium-Quality Intermediate-Term Bond Funds
Oppenheimer Capital Appreciation Fund/VA -	PIMCO VIT Emerging Markets Bond Portfolio
Service Shares	Low-Quality Short-Term Bond Funds
Mid-Cap Value Equity Funds	MFS/ Sun Life High Yield - S Class
Lord Abbett Series Fund Mid Cap Value Portfolio	Money Market Funds
Sun Capital Real Estate Fund(R) - S Class	MFS/ Sun Life Money Market - S Class**
Sun Capital Money Market Fund(R) - S Class*

* Available only to Owners who purchase their Contracts through Bank of America representatives.

** Not available to Owners who purchase their Contracts through Bank of America representatives.

Bank of America Capital Management, LLC, advises and Marsico Capital Management, LLC, sub-advises the Nations Marsico Portfolios. Columbia Management Advisors, Inc., advises Colonial Small Cap Value Fund. Columbia Wanger Asset Management, L.P., advises Wanger U.S. Smaller Companies and Wanger Select. Franklin(R) Advisers, Inc. advises Franklin Small Cap Value Securities Fund. Franklin(R) Mutual Advisers, LLC advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds. Templeton(R) Investment Counsel, LLC advises Templeton Foreign Securities Fund. Templeton(R) Investment Counsel, LLC advises Templeton Growth Securities Fund.


The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.


We have filed a Statement of Additional Information dated May 2, 2005 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 45 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Service Address") or by telephoning (800) 447-7569. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.


The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following service address:
Sun Life Insurance and Annuity Company New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

Special Terms *

Product Highlights *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Insurance And Annuity Company of New York *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account Value *

Purchase Payment Interest *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates *

Other Programs *

Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals Not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Benefit Riders *

Premium Taxes *

Fund Expenses *

Optional Living Benefit Rider: Secured Returns 2 Benefit *

Tax Issues *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Availability *

Cost of the Benefit *

Withdrawals Under the Secured Returns 2 Benefit *

Cancellation of the Secured Returns 2 Benefit *

Revocation of the Secured Returns 2 Benefit *

Step-Up of GLB Amount *

Subsequent Purchase Payments After a Step-Up of GLB Amount *

Renewal of the Secured Returns 2 Benefit *

Refund of Rider Charges Under the AB Plan *

Participant's Death Under the AB Plan *

Participant's Death Under the WB Plan *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Rider *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

The Income Phase -- Annuity Provisions *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Reservation of Rights *

Right to Return *

Tax Considerations *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

Individual Retirement Arrangements *

Roth Individual Retirement Arrangements *

Impact of Optional Death Benefit and Optional Living Benefit Riders *

Administration of the Contracts *

Distribution of the Contracts *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Calculation of Withdrawal Charges and Market Value Adjustment *

Appendix C - Calculation of Basic Death Benefit *

Appendix D - Calculation for Purchase Payment Interest (Bonus Credit) *

Appendix E - Secured Returns 2 Benefit Examples *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial MastersSM Reward NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract provides no additional tax-deferral benefits to Contracts purchased under Qualified Retirement Plans. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase


Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at a rate of 2% of each Purchase Payment made before the first Contract Anniversary.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.


The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Contract Anniversary, we deduct a $30 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Contract Year.

We deduct a mortality and expense risk charge of 1.40% of the average daily value of the Contract invested in the Variable Account, if you are under 76 years of age on the Open Date, or 1.60% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.15% of the average daily value of the Contract invested in the Variable Account.


If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 7% and declines to 0% after the Purchase Payment has been in the Contract for seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

If you elect the optional living benefit rider, Secured Returns 2 Benefit, we will assess a quarterly charge equal to 0.125% of your Account Value.


In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefit Rider: Secured Returns 2 Benefit

The Secured Returns 2 Benefit ("Secured Returns 2") guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns 2 Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Contract Anniversary, or some later date if you choose to "step-up" your GLB amount, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. (A step-up of the GLB amount to your current Account Value may be made any time after your fifth Contract Anniversary.) Under this Plan, if your Account Value is greater than or equal to your GLB amount on the date the Plan matures, we will refund the charges you paid for the Benefit. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns 2 Benefit is available only if you are age 79 or younger on the Open Date. If you annuitize, this Benefit terminates.

The Income Phase: Annuity Provisions


If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.


Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon whether you choose the basic death benefit or, for a fee, the optional death benefit rider. The basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your Surrender Value, all calculated as of your Death Benefit Date. You may enhance the basic death benefit by electing the optional death benefit rider. The Maximum Anniversary Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday. You must make your election before the date on which your Contract becomes effective. The rider is only available if you are younger than 80 on the Open Date. The optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Contract Years plus the greater of (1) your Contract's earnings in the prior Contract Year and (2) 10% of all Purchase Payments made in the last 7 Contract Years. All other Purchase Payments are subject to the withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see "Market Value Adjustment.") You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you the Account Value less any "adjusted" purchase payment interest, (please see "Right to Return" under "Other Contract Provisions" below for the calculation of Adjusted Purchase Payment Interest) as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Insurance and Annuity Company of New York

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 447-7569

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	7%*

Maximum Fee Per Transfer (currently $0):	$15**

Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Complete Contract Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	7%
	1-2	6%
	2-3	5%
	3-4	4%
	4-5	3%
	5-6	2%
	6-7	1%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

Variable Account Annual Expenses

(as a percentage of net Variable Account assets)**
Mortality and Expense Risks Charge:	1.60%***
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.90%

Charges for Optional Features

Maximum Charge for Optional Death Benefit Rider (MAV) (as a percentage of average daily net assets):	0.20%+
Maximum Charge for Optional Living Benefit Rider (Secured Returns 2) (assessed at a quarterly rate of 0.125% of Account Value):	0.50%++

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.60%++
*

The Annual Account Fee is waived if your Account Value has been allocated only to the Fixed Account during the applicable Contract Year or if your Account Value is $100,000 or more on your Contract Anniversary. (See "Account Fee.")

**

All of the Variable Account Annual Expenses, except for the charges for the Optional Living Benefit Rider, are assessed as a percentage of average daily net Variable Account assets. The charge for the Optional Living Benefit Rider is assessed on a quarterly basis at a rate of 0.125% of your total Account Value (an annual rate of 0.50%).

***

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.40% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and the distribution fee will never be greater than 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

+

The optional death benefit rider, know as the Maximum Account Anniversary Value rider ("MAV"), is described in detail under "Death Benefit." This rider is available only if you are younger than age 80 on the Open Date.

++

The charge for the Optional Living Benefit can increase at the time of a step-up to an amount equal to the rider fee imposed on newly issued Contracts at that time. If your Optional Living Benefit is cancelled, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.65%	4.04%
*	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.65% and 1.50%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1.313	$2,443	$3,553	$6,378
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$681	$2,009	$3,297	$6,378

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.


CONDENSED FINANCIAL INFORMATION

The Contracts described in this Prospectus have not previously been made available for sale, and may include fees and charges that are different from our other variable annuity contracts. These differences will produce differing Accumulation Unit values. Therefore, no condensed financial information is included in this Prospectus. The financial statements for Sun Life Assurance Company of Canada (U.S.) and those for the Variable Account are in the Statement of Additional Information.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the "Variable Account") offer the Contract on an individual basis in connection with retirement planning. We issue the Contract directly to the individual Owner of the Contract.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as "you." For the purpose of determining benefits under the Contracts, we establish an Account for each Owner, which we will refer to as "your" Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing the optional death benefit rider and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.


You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.


COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 447-7569.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.


We are ultimately controlled by ""Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.


THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts are offered by the Company and other affiliated and unaffiliated offerors. These other products may have features, benefits and charges that are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.


The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.


VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling 1-800-447-7569 or by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Owners, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Examples."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the account assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by New York State insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable New York State insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. In such event, renewals will be made into the Money Market Sub-Account. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than$10,000 and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us notice of the change as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with a bonus based upon the amount of each Purchase Payment made during your first Contact Year. This interest, called "Purchase Payment Interest," is credited at 2% of each Purchase Payment received prior to the first Contract Anniversary. Thereafter, at the end of every Fifth Year Anniversary, we will credit your Contract with Purchase Payment Interest at a rate of 2% of the Account Value based upon the amount of Account Value remaining in Contract.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any Fifth-Year Anniversary credit, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Contract Anniversary.

The Contracts are designed to give the most value to Owners with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix D.

Because the Contracts do not recapture any Purchase Payment Interest credited and because the Purchase Payment Interest more than offsets the additional annual Contract charges, a Contract Owner is usually better off with a bonus annuity than a similar annuity contract which has no bonus feature. In a few circumstances (for example, if the Contract Owner surrenders a Contract with a large Account Value immediately prior to the Fifth Year Anniversary), the net proceeds on a bonus annuity might be lower than on an annuity with no bonus feature. However, the Contracts are designed to give the most value to Contract Owners with long-term goals. You and your agent should decide if this Contract is right for you.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.


To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge and distribution fee) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges."


For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts


Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.


     Renewals

We will notify you in writing between 45 and 75 days before the Expiration Date of any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Expiration Date:
o	written notice from you electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").


If we receive no instructions from you prior to the Expiration Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.


Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	you may not make more than 12 transfers in any Contract Year;

o	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

o	at least 30 days must elapse between transfers to and from Guarantee Periods;

o	at least 6 days must elapse between transfers to and from the Sub-Accounts;

o	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

o	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns 2 Benefit. (See "Optional Living Benefit Rider: Secured Returns 2 Benefit.")


We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be effective that day. The telephone transfer privilege is available automatically during regular business hours before 4 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.


Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 6 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf). We may also impose special restrictions on third parties that engage in reallocations of contract values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming sub-accounts.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds reserve the right to refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
o	when a new broker of record is designated for the Contract;

o	when the Participant changes;

o	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

o	when necessary in our view to avoid hardship to a Participant; or

o	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or the annual Account Fee; credit additional amounts; grant bonus Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Other Programs


     Monitoring Service

You may elect, no later than your Issue Date, to participate in the Privacy Guard program offered through Trilegiant Corporation ("Trilegiant"). This program is designed to help you access and monitor personal information that is recorded by national credit reporting agencies, by supplying you with a credit report and providing periodic monitoring of any new activity on you credit accounts. To participate in this program, you must authorize us to release certain information to Trilegiant. This will allow Trilegiant to set up your participation in Privacy Guard. If you elect Privacy Guard, your participation in this program will be free of charge for a period of twelve months from your Issue Date or until you cancel your Contract, if sooner. After the initial twelve-month period, you will be billed directly by Trilegiant for this service. You may terminate your participation in this program at any time. If you surrender your Contract within the first year, your participation in the program will automatically end. This program may not be available in your state.

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."


     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select or transfer to a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular intervals, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).


No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum.


The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

You may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect an asset allocation program, we automatically rebalance your Purchase Payments among the Sub-Accounts represented in the model you choose. We rebalance your Purchase Payments on a quarterly basis, without further instruction, until we receive notification that you wish to terminate the program or choose a different model. While the asset allocation models may be reviewed and changed from time to time, we will not change your original percentage allocations among the Sub-Accounts in the model you chose, unless you advise us otherwise. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you or whether you wish to change your percentage allocations.


     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty, as well as charges applicable on withdrawal. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.


     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Future Program

Under the Secured FutureProgram, we divide your Purchase Payments and Purchase Payment Interest between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment and Purchase Payment Interest (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Upon request, we will notify you of the amount we would pay in the event of a full withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Contract Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals


Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual amount specified in your request and then adjust the value of your Account by the total of the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect any death benefit or living benefit amount. In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Withdrawals Under the Secured Returns 2 Benefit" and "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.


     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and New York state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	when an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Contract Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn, PLUS the greater of:
o	your Contract's earnings (defined below) during the prior Contract Year; and

o	10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year.

Any portion of the "free withdrawal amount" that you do not use in a Contract Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Contract Year are equal to:
o	the difference between your Account Value at the end of the prior Contract Year and your Account Value at the beginning of the prior Contract Year, minus

o	any Purchase Payments made during the prior Contract Year, plus

o	any partial withdrawals and charges taken during the prior Contract Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the Contract Year in which you made the Payment, but not the Contract Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale as shown below at each Contract Anniversary. Payments received during the current Contract Year will be charged 7%, if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have a 6% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 5%, if withdrawn. This withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been held in your Account. The declining Withdrawal Charge scale is as follows:

Number of
Contract Years
Payment has Been	Withdrawal
In Your Account	Charge
0-1	7%
1-2	6%
2-3	5%
3-4	4%
4-5	3%
5-6	2%
6-7	1%
7+	0%

For example, the percentage applicable to the withdrawals of a Payment that has been in an Account for more than 2 Contract Years but less than 3 will be 5% regardless of the issue date of the Contract.


The withdrawal charge will never be greater than 7% of the aggregate amount of Purchase Payments you make under your Contract.


For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Contract Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Contract Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)  -  1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, for Guarantee Periods of one year or more. If the length of time remaining in the Guarantee Period applicable to your Guarantee Amount is not a complete number of years, J will be determined by straight line interpolation between the Guaranteed Interest Rates of the next highest and next lowest Guarantee Periods. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge the Account Fee if:
o	your Account Value has been allocated only to the Fixed Account during the applicable Contract Year; or

o	your Account Value is $100,000 or more on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Owner Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40%, if you are age 75 or younger on the Open Date (1.60%, if you are age 76 or older on the Open Date). The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Benefit Riders

If you elect the Secured Returns 2 Benefit, we will deduct a specific charge from your Account Value on the last day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. See "Cost of the Benefit" under "Optional Living Benefit Rider: Secured Returns 2."


If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily net assets of your Contract.


Premium Taxes

In New York, there is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2 BENEFIT

The Secured Returns 2 Benefit ("Benefit" or "Secured Returns 2") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization.

If you elect Secured Returns 2, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect Secured Returns 2, you are automatically enrolled in the AB Plan. After your first Contract Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 76th birthday, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election back to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns 2 Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of Secured Returns 2 might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Returns 2 Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in Secured Returns 2.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds (defined below under "Availability") in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:
Contract Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 3 in Appendix E. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns 2 Benefit.

If you remain in the AB Plan until it matures, you may also be entitled to a refund of the charges you paid for the Secured Returns 2 Benefit. (See "Refund of Rider Charges Under the AB Plan.")

Guaranteed Minimum Withdrawal Benefit ("WB") Plan


Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. Once the GLB amount is reduced to zero, the Secured Returns 2 Benefit will expire and no new Purchase Payments will be accepted into the WB Plan. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns 2 Benefit.") Provided your GLB amount is not exhausted any subsequent Purchase Payments made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments unless your WB Plan has expired.


For examples of how we calculate benefits under the WB Plan, see Examples 4 and 5 in Appendix E.

Availability

Secured Returns 2 is available only if you are age 79 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with the MAV optional death benefit rider. Upon annuitization, Secured Returns 2 and the elected optional death benefit rider automatically terminate.

To participate in Secured Returns 2, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 12 in Appendix E.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge, until the 7th Contract Anniversary. (See "Cancellation of the Secured Returns 2 Benefit.")

Withdrawals Under the Secured Returns 2 Benefit

All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 in Appendix E.)

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 7 in Appendix E.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns 2 Benefits if your Account Value is less than the GLB amount. In all cases, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns 2 benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 9 and 11 in Appendix E.

Cancellation of the Secured Returns 2 Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns 2 Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns 2 Benefit will be cancelled. Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.

Revocation of the Secured Returns 2 Benefit

Anytime after your 7th Contract Anniversary, you may revoke Secured Returns 2. Once revoked, Secured Returns 2 may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end.

Step-Up of GLB Amount

After your fifth Contract Anniversary, you may elect to increase the GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Contract Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Contract Anniversary.) On the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB amount if the current Account Value is greater than the current GLB amount. If you are in the AB Plan, you must be less than age 80 on the Step-Up Date. If you are in the WB Plan, you must be less than age 76 on the Step-Up Date.

Following your step-up election, the rider fee may be changed to an amount equal to the Secured Returns 2 fee charged on newly issued Contracts at that time. This fee may be higher than your current Secured Returns 2 fee as set forth above under "Cost of the Benefit." If we are no longer issuing new Contracts with the Secured Returns 2 Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will "mature" on the 10th Contract Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 in Appendix E.)

If you have been receiving benefits under the WB Plan, a step-up may change your "maximum WB amount." After the step up, your "maximum WB amount" will become the greater of the current "maximum WB amount" and 7% of the new GLB amount. Note that, if you step-up in a particular Contract Year, any withdrawals previously made in that Contract Year are applied against your new "maximum WB amount." (See Example 8 in Appendix E.)

At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

Subsequent Purchase Payments After a Step-Up of GLB Amount

Because Purchase Payments, under the WB Plan, are not allowed after your fourth Contract Anniversary, you must be participating in the AB Plan to make any Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 in Appendix E.)

Renewal of the Secured Returns 2 Benefit

If you elect to participate in the AB Plan and you remain in that Plan until it matures, you may elect to renew your participation in Secured Returns 2, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns 2 Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns 2 Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns 2.


Refund of Rider Charges Under the AB Plan


If your Contract remains in the AB Plan until it "matures" on the later of your 10th Contract Anniversary or 10 years from your last Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the "maturity date," then we will refund the charges you have paid for Secured Return 2 ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such "maturity date." No refund of Secured Return 2 charges will be made if you change from the AB Plan to the WB Plan.

Participant's Death Under the AB Plan


If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 76th birthday, and the date the AB Plan is scheduled to "mature." If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.


Participant's Death Under the WB Plan

If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In such case, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT


If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Owner, if any, or, if there is no Owner, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.


Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general the death benefit will be the greater of the following amounts:
(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Rider

You may enhance the "Basic Death Benefit" by electing an optional death benefit rider known as the Maximum Anniversary Account Value Rider ("MAV"). You must make your election on or before the date on which your Contract becomes effective. You will pay a charge for the optional death benefit rider. (For a description of the charge, see "Charges for Optional Death Benefit Rider.") The rider is available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after your Contract's Issue Date. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit."

Under the MAV rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o

your Highest Account Value on any Contract Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Contract Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Contract Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Contract Year ending on that Contract Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Anniversary Account Value.


If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit and Optional Living Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.


Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under the optional death benefit rider, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction.. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Owner, if any, or the estate of the deceased Owner automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the first month following your first Contract Anniversary.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.


You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
o	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.


There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Annuity Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract.

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Funds for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return


If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Service Address as shown on the cover of this Prospectus within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:

o	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

o	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. ""

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

o	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	any required minimum distribution, or

o	any hardship distribution.


Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.


The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.



Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.


Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, has a severance from employmentwith the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.


Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

Impact of Optional Death Benefit and Optional Living Benefit Riders

      Qualified Contracts

If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value of any additional benefits that are provided under your Contract (such as optional death and living benefits) will be added to the Contract's account balance in order to calculate the RMD amount. The actuarial present value will also be determined as of 12/31 of the prior calendar year. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the account balance for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 account balance. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 account value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 account balance. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election.


You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns 2 Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns 2 Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns 2 Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns 2 Benefit.) This reduction could significantly reduce the value of the Secured Returns 2 Benefit to you.

Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns 2 Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns 2 Benefit.

      Non-Qualified Contracts

We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns 2 Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns 2 Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.


Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2004, no commissions were paid Clarendon in connection with the distribution of the Contracts.


PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.


Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Sub-Account. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.


Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.


The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.


We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


The Company's Annual Report on Form 10-K/A for the year ended December 31, 2004 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.


The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, are regulated under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2004 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Insurance and Annuity Company of New York

Calculation of Performance Data

Advertising and Sales Literature

Tax-Deferred Accumulation

Calculations

  Example of Variable Accumulation Unit Value Calculation

  Example of Variable Annuity Unit Calculation

  Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Independent Registered Public Accounting Firm

Financial Statements


This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 2, 2005 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.


-------------------------------------------------------------------------------------------------------------------------
To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial MastersSM Reward NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C.

Name

Address

City                                       State            Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there are Co-Owners of a Non-Qualified Contract, the surviving Co-Owners will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

COMPANY ("WE," "US," "SUN LIFE(N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Contract Anniversary is the last day of an Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Issue Date is on March 12, the first Contract Year is determined from the Issue Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract. Unless otherwise noted, the Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIFTH-YEAR ANNIVERSARY: The fifth Contract Anniversary and each succeeding Contract Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Contract Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

CALCULATION OF WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT

Part 1: Variable Account

Full Withdrawal (the Market Value Adjustment does not apply to the Variable Account):

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Contract		Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$ 41,000	$ 1,000	$ 1,000	$ 4,000	$ 37,000	7.00%	$ 2,590
	2	$ 45,100	$ 4,100	$ 5,100	$ 4,000	$ 40,000	6.00%	$ 2,400
	3	$ 49,600	$ 4,500	$ 9,600	$ 4,100	$ 40,000	5.00%	$ 2,000
(b)	4	$ 52,100	$ 2,500	$ 12,100	$ 4,500	$ 40,000	4.00%	$ 1,600
	5	$ 57,300	$ 5,200	$ 17,300	$ 4,000	$ 40,000	3.00%	$ 1,200
	6	$ 63,000	$ 5,700	$ 23,000	$ 5,200	$ 40,000	2.00%	$ 800
	7	$ 63,000	$ 0	$ 23,000	$ 5,700	$ 40,000	1.00%	$ 400
(c)	8	$ 66,000	$ 3,000	$ 26,000	$ 40,000	$ 0	0.00%	$ 0

(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Contract Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Contract Year, and (2) 10% of any Purchase Payments made in the last 7 Contract Years ("New Payments"). In Contract Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value minus the free withdrawal amount, or $41,000 minus $4,000.

(b)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000. The first $4,500 withdrawn is the free amount, then the Purchase Payments are withdrawn and subject to a withdrawal charge. The remaining $7,600 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

(c)

In Contract Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $66,000, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Contract Year, and there are a series of 4 partial withdrawals made during the fourth Contract Year of $4,100, $9,000, $12,000, and $20,000.
					Remaining
Hypothetical					Free	Amount of
Account					Withdrawal	Withdrawal
Value					Amount	Subject to	Withdrawal	Withdrawal
Contract	Before	Cumulative		Amount of	Before	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount
1	$ 41,000	$ 1,000	$ 1,000	$ 0	$ 4,000	$ 0	7.00%	$ 0
2	$ 45,100	$ 4,100	$ 5,100	$ 0	$ 4,000	$ 0	6.00%	$ 0
3	$ 49,600	$ 4,500	$ 9,600	$ 0	$ 4,100	$ 0	5.00%	$ 0
(a)4	$ 50,100	$ 500	$ 10,100	$ 4,100	$ 4,500	$ 0	4.00%	$ 0
(b)4	$ 46,800	$ 800	$ 10,900	$ 9,000	$ 400	$ 8,600	4.00%	$ 344
(c)4	$ 38,400	$ 600	$ 11,500	$ 12,000	$ 0	$ 12,000	4.00%	$ 480
(d)4	$ 26,800	$ 400	$ 11,900	$ 20,000	$ 0	$ 19,400	4.00%	$ 776
(a)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Contract Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Contract Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Contract Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $20,600 of New Payments has already been surrendered, only $19,400 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $600 of this withdrawal is considered earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Contract Year 4 withdrawals is $1,600, which is the same amount that was assessed for a full liquidation in Contract Year 4 in the example on the previous page. Any additional Contract Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2: Fixed Account - Examples of Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
(2)	The date of surrender is 2 years from the Expiration Date (N = 24).
(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.
(4)	The interest earned in the current Contract Year is $674.16.
(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Contract Year 2, that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Surrender Value*	=	$ 75,700.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Surrender Value*	=	$ 56,300.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

* Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00).

APPENDIX D

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Under the Bonus Credit, we will credit Purchase Payment Interest on all Purchase Payments made during the first Contract Year. On each fifth Contract Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, as illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Contract Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Contract Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Contract Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Contract Anniversary (i.e., 5th, 10th, 15th).

APPENDIX E

SECURED RETURNS 2 BENEFIT EXAMPLES

All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2005 with an initial Purchase Payment of $100,000 and you selected the Secured Returns 2 Program. Your initial GLB amount equals your deposit amount of $100,000.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

o	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Low investment performance; no WB election, Step-up elected.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

o	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $150,000 at the cost and terms available to new Owners.

EXAMPLE 3: High investment performance; no WB election, Refund applies.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

o	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
o	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $207,500 at the cost and terms available to new Owners.

EXAMPLE 4: Low investment performance; WB election.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

o	On December 31, 2014, your GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.
o	These withdrawals of $7,000 continue until the GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates and no renewal is available.

EXAMPLE 5: High investment performance; WB election, Step-up elected.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.
o

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

o	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.
o	These $7,000 withdrawals continue. On December 31, 2020, the GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.
o

Assume that you withdraw $3,000 on February 12, 2021. At this time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.
o	Assume that you did not elect the WB plan at any time.
o	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
o	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.
o	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $90,000 at the cost and terms available to new Owners.

EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.
o

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your GLB amount is now $95,000. Assume that your Account Value is now $88,000.
o

Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Contract Year, so the maximum WB amount has not been exceeded yet. Your GLB amount is now $90,000. Assume that your Account Value is now $80,000.

o

Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Contract Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

o

Because your withdrawals exceeded the maximum WB amount, your GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) / $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 / 12.57).

EXAMPLE 8: Withdrawals under the WB Plan; high investment performance, Step-up elected.
o

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your GLB amount, you may step-up your GLB amount to $124,000. Assume that you do not step-up. Your GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o

Assume that you make a withdrawal of $5,000 on March 3, 2010. Your GLB amount is now $95,000. Assume that your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

o

Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Contract Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

o

On January 2, 2011 you begin a new Contract Year. Therefore, you can withdraw $8,400 in this new Contract Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Contract Year. On December 31, 2011, the GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

o	Assume that you continue to withdraw $8,400 each Contract Year. On December 31, 2023, the GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.
o

Assume that you withdraw $7,400 on March 12, 2024. At that time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 9: Withdrawals with Sub-deposits under the AB Plan; low investment performance.
o	Assume that you did not elect the WB Plan at any time.
o	On June 1, 2010, you deposit an additional $80,000.
o	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)]
o	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
o	On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 - (40,000/240,000)].
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $140,000 at the cost and terms available to new Owners.

EXAMPLE 10: Step-up and Sub-deposits under the AB Plan; high investment performance, Step-up elected, Refund applies.
o

Assume that you did not elect the WB Plan at any time and that your Designated Funds had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o	On June 1, 2011, you deposit an additional $80,000.
o

On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new deposit amount.

o

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

o	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.
o

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Secured Returns 2 with a new GLB amount of $295,130 at the cost and terms available to new Owners.

EXAMPLE 11: Withdrawals with Sub-deposits under the WB Plan.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On January 1, 2007, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o	On January 6, 2007, you make an additional deposit of $50,000.
o	Your GLB amount is reset to $143,000 ($93,000 + $50,000).
o	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].
o	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.
o	On January 1, 2008, your GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional deposits and the maximum WB amount is withdrawn annually.
o

Assume that on January 1, 2016, your Account Value is $0. Your GLB amount will be $48,500 [$132,500 - ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates and no Secured Returns 2 renewal is available.

EXAMPLE 12: Calculation of Explicit Rider Charges.
o

Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

o

On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

o

On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

o

On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.39 ($103,443.69 - $129.30).

o

This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

o

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount equal to the ending January 1, 2015 Account Value at the cost and terms available to new Owners.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (800) 447-7569

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481


Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116


PART B


MAY 2, 2005

SUN LIFE FINANCIAL MASTERSSM REWARD NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

TABLE OF CONTENTS

Sun Life Insurance and Annuity Company of New York
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial MastersSM Reward NY Variable and Fixed Annuity Contract (the "Contract") issued by Sun Life Insurance and Annuity Company of New York) (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account"). Such information supplements the information included in the corresponding Prospectus dated May 2, 2005. This Statement of Additional Information should be read in conjunction with the corresponding Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 447-7469.


The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK ("Sun Life (N.Y.)")


Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (N.Y.). Sun Life Financial ultimately controls Sun Life (N.Y.) through the following intervening companies: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.


CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you are age 76 or older on the Open Date and you have selected the optional death benefit rider for total maximum insurance charges of 2.60% of the average daily net assets in you Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit, your insurance charges would be less than 2.60% and the Average Annual Total Return would be more favorable. If the Secured Returns 2 Optional Living Benefit Rider is not available in New York, your insurance charges would be less than 2.60% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2004.

SUN LIFE FINANCIAL MASTERSSM REWARD NY STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2004

Fund	Inception Date	1 yr	5 yr	10 yr	Life
Money Market S Class	3/31/1993	-8.33	-1.08	0.73	0.65
Total Return S Class	3/31/1993	1.29	4.01	8.18	6.81
Strategic Growth S Class	11/1/1999	-2.86	-11.61	N/A	-7.67
Emerging Growth S Class	5/1/1995	2.99	-15.47	N/A	5.45
Research S Class	11/7/1994	5.51	-7.3	6.83	6.55
Capital Opportunities S Class	6/3/1996	2.55	-9.67	N/A	4.64
Value S Class	5/5/1998	5.16	4.95	N/A	5
Mass Invst Growth Stock S Class	5/6/1998	-0.33	-10.55	N/A	-1.3
New Discovery S Class	5/6/1998	-2.28	-5.03	N/A	3.75
Research International S Class	5/5/1998	10.81	-1.82	N/A	3.94
Utilities S class	11/16/1993	19.68	-1.67	10.38	8.47
Government Securities S Class	3/31/1993	-5.62	3.38	3.79	2.96
Mass Investors Trust S Class	3/31/1993	1.84	-5.22	7.54	6.02
High Yield S Class	3/31/1993	-0.32	1.7	4.45	3.95
Lord Abbett Series Fund Growth & Income	5/2/2000	2.68	N/A	N/A	2.34
Lord Abbett Series Fund Mid-Cap Value	2/19/2002	13.83	N/A	N/A	8.89
Franklin Templeton VIP Trust Templeton Foreign Securities	9/30/2002	8.43	N/A	N/A	19.71
Franklin Templeton VIP Trust Mutual Shares Securities Fund	5/1/2003	2.66	N/A	N/A	14
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	12/19/2002	13.54	N/A	N/A	22.25
PIMCO Real Return Bond Portfolio	9/30/2002	-0.73	N/A	N/A	3.42
PIMCO Total Return Bond Portfolio	9/30/2002	-4.4	N/A	N/A	0.61
Oppenheimer Main St. Fund/VA	12/19/2002	-0.52	N/A	N/A	11.22
Oppenheimer Capital Appreciation Fund	12/19/2002	-2.83	N/A	N/A	11.71
Oppenheimer Main St. Small Cap Fund	12/19/2002	9.07	N/A	N/A	25.11
Franklin Templeton VIP Trust Templeton Growth Securities	9/30/2002	5.98	N/A	N/A	19.24
Lord Abbett Series Fund All Value	12/8/2003	5.67	N/A	N/A	9.4
Oppenheimer Global Securities Fund/VA	12/8/2003	8.78	N/A	N/A	13.49
Sun Capital Real Estate Fund S Class	5/2/2000	22.64	N/A	N/A	16.97
Sun Capital All Cap Fund S Class	4/30/2002	9.87	N/A	N/A	8.34
Lord Abbett Series Fund Growth Opportunities	12/8/2003	1.37	N/A	N/A	3.32
PIMCO Low Duration Portfolio	12/8/2003	-7.17	N/A	N/A	-6.75
Sun Capital Investment Grade Bond Fund S Class	5/2/2000	-3.27	N/A	N/A	4.34
PIMCO Emerging Markets Bond Portfolio	9/30/2002	2.19	N/A	N/A	22.35


* The Life of Fund calculation for any Fund under a year old is not annualized.

The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                          P(l + T) ^ n = ERV

Where:
P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you are age 76 or older on the Open Date and you have selected the optional death benefit rider for total maximum insurance charges of 2.60% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit, your insurance charges would be less than 2.60% and the Average Annual Total Return would be more favorable. If the Secured Returns 2 Optional Living Benefit Rider is not available in New York, your insurance charges would be less than 2.60% and the Average Annual Total Return would be more favorable.

Non-standardized performance figures do not reflect Purchase Payment Interest; however, if such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charge.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

SUN LIFE FINANCIAL MASTERSSM REWARD NY NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2004

Fund	Fund Inception Date	1 yr	3 yr	5 yr	10 yr	Life
Money Market S Class	8/29/1985	-2.04	-1.96	-0.43	0.82	1.73
Total Return S Class	5/11/1988	8.3	4.14	4.6	8.24	7.65
Strategic Growth S Class	11/1/1999	3.84	-4.42	-11.02	N/A	-7.21
Emerging Growth S Class	5/1/1995	10.09	-3.53	-14.88	N/A	5.51
Research S Class	11/7/1994	12.61	-0.13	-6.68	6.89	6.61
Capital Opportunities S Class	6/3/1996	9.65	-2.6	-9.07	N/A	4.71
Value S Class	5/5/1998	12.26	4.74	5.52	N/A	5.2
Mass Invst Growth Stock S Class	5/6/1998	6.55	-3.76	-9.95	N/A	-1.07
New Discovery S Class	5/6/1998	4.46	-3.97	-4.46	N/A	3.96
Research International S Class	5/5/1998	17.91	9.66	-1.21	N/A	4.16
Utilities S class	11/16/1993	26.78	7.49	-1.06	10.43	8.53
Government Securities S Class	6/12/1985	0.87	2.21	3.98	3.87	4.65
Mass Investors Trust S Class	11/14/1986	8.89	-0.22	-4.6	7.59	7.23
High Yield S Class	6/12/1985	6.57	7.84	2.34	4.53	5.27
Lord Abbett Series Fund Growth & Income	12/11/1989	9.78	3.81	2.47	8.9	8.4
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	20.93	8.92	15.13	N/A	13.78
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	15.53	5.45	-4.16	4.24	5.2
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	9.76	4.6	5.47	N/A	6.4
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	20.64	11.12	13.15	N/A	5.15
PIMCO Real Return Bond Portfolio	9/30/1999	6.13	8.79	8.61	N/A	8.03
PIMCO Total Return Bond Portfolio	12/31/1997	2.18	3.4	4.17	N/A	3.21
Oppenheimer Main St. Fund/VA	7/5/1995	6.35	1.07	-4.52	N/A	7.3
Oppenheimer Capital Appreciation Fund	4/3/1985	3.87	-2.17	-6.58	7.7	7.71
Oppenheimer Main St. Small Cap Fund	5/1/1998	16.17	10.18	0.54	N/A	4.95
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	13.08	4.33	-0.44	5.4	5.07
Lord Abbett Series Fund All Value	4/30/2003	12.77	N/A	N/A	N/A	21.78
Oppenheimer Global Securities Fund/VA	11/12/1990	15.88	6.7	-0.12	8.56	8.41
Sun Capital Real Estate Fund S Class	12/7/1998	29.74	20.16	19.17	N/A	14.05
Sun Capital All Cap Fund S Class	4/30/2002	16.97	N/A	N/A	N/A	9.97
Lord Abbett Series Fund Growth Opportunities	4/30/2003	8.39	N/A	N/A	N/A	15.63
PIMCO Low Duration Portfolio	2/16/1999	-0.79	0.71	2.05	N/A	1.77
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	3.4	4.05	4.64	N/A	3.19
PIMCO Emerging Markets Bond Portfolio	9/30/2002	9.26	N/A	N/A	N/A	24.16


* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. All other charges are deducted. This calculation assumes that you are age 76 or older on the Open Date and you have selected the optional death benefit rider for total maximum insurance charges of 2.60% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit, your insurance charges would be less than 2.60% and the Average Annual Total Return would be more favorable. If the Secured Returns 2 Optional Living Benefit Rider is not available in New York, your insurance charges would be less than 2.60% and the Average Annual Total Return would be more favorable.


For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

SUN LIFE FINANCIAL MASTERSSM REWARD NY STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2004

Fund	Fund Inception Date	1 yr	5 yr	10 yr	Life
Money Market S Class	8/29/1985	-8.33	-1.08	0.73	1.65
Total Return S Class	5/11/1988	1.29	4.01	8.18	7.6
Strategic Growth S Class	11/1/1999	-2.86	-11.61	N/A	-7.67
Emerging Growth S Class	5/1/1995	2.99	-15.47	N/A	5.45
Research S Class	11/7/1994	5.51	-7.3	6.83	6.55
Capital Opportunities S Class	6/3/1996	2.55	-9.67	N/A	4.64
Value S Class	5/5/1998	5.16	4.95	N/A	5
Mass Invst Growth Stock S Class	5/6/1998	-0.33	-10.55	N/A	-1.3
New Discovery S Class	5/6/1998	-2.28	-5.03	N/A	3.75
Research International S Class	5/5/1998	10.81	-1.82	N/A	3.94
Utilities S class	11/16/1993	19.68	-1.67	10.38	8.47
Government Securities S Class	6/12/1985	-5.62	3.38	3.79	4.59
Mass Investors Trust S Class	11/14/1986	1.84	-5.22	7.54	7.17
High Yield S Class	6/12/1985	-0.32	1.7	4.45	5.21
Lord Abbett Series Fund Growth & Income	12/11/1989	2.68	1.87	8.84	8.34
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	13.83	14.72	N/A	13.48
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	8.43	-4.76	4.16	5.13
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	2.66	4.9	N/A	6.32
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	13.54	12.7	N/A	4.92
PIMCO Real Return Bond Portfolio	9/30/1999	-0.73	8.1	N/A	7.67
PIMCO Total Return Bond Portfolio	12/31/1997	-4.4	3.58	N/A	3
Oppenheimer Main St. Fund/VA	7/5/1995	-0.52	-5.13	N/A	7.24
Oppenheimer Capital Appreciation Fund	4/3/1985	-2.83	-7.16	7.64	7.66
Oppenheimer Main St. Small Cap Fund	5/1/1998	9.07	-0.04	N/A	4.73
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	5.98	-1.04	5.33	5
Lord Abbett Series Fund All Value	4/30/2003	5.67	N/A	N/A	18.51
Oppenheimer Global Securities Fund/VA	11/12/1990	8.78	-0.7	8.49	8.34
Sun Capital Real Estate Fund S Class	12/7/1998	22.64	18.8	N/A	13.8
Sun Capital All Cap Fund S Class	4/30/2002	9.87	N/A	N/A	8.34
Lord Abbett Series Fund Growth Opportunities	4/30/2003	1.37	N/A	N/A	12.23
PIMCO Low Duration Portfolio	2/16/1999	-7.17	1.41	N/A	1.36
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	-3.27	4.05	N/A	2.82
PIMCO Emerging Markets Bond Portfolio	9/30/2002	2.19	N/A	N/A	22.35


* The Life of Fund calculation for any Fund under a year old is not annualized.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includable in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15% distribution fee, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00007217 (the daily equivalent of the current maximum charge of 2.60% on an annual basis) gives a net investment factor of 1.00320294. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6112116 (14.5645672 X 1.00320294).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845294 (12.3456789 X 1.00322814 (the Net Investment Factor based on the daily equivalent of the maximum annuity phase charge of 1.70% of an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845294. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.29 (70.1112 X 12.3845294).

DISTRIBUTION OF THE CONTRACT

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Sun Life (U.S.). Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by Sun Life (U.S.) and its subsidiary, Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), and variable life insurance contracts issued by Sun Life (U.S.).

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.00% of Purchase Payments of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Sun Life Insurance and Annuity Company of New York that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, dated March 18, 2005, April 29, 2005, as to Note 19 and the effects of the restatement contained in Note 18, accompanying such financial statements (which expresses an unqualified opinion and includes two explanatory paragraphs, one relating to the Company's adoption of provisions of American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, described in Note 1 and another paragraph relating to the restatement described in Note 18), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account C that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein (which report dated April 29, 2005 accompanying the financial statements of Sun Life (N.Y.) Variable Account C expresses an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company New York are included herein. The financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.


Report of Independent Registered Public Accounting Firm

To the Contract Owners in Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of Franklin Mutual Shares Securities Series Sub-Account, Templeton Growth Securities Class 2 Sub-Account, Templeton International Securities Sub-Account, Franklin Small Cap Value Securities Sub-Account, Lord Abbett Series Fund All Value Sub-Account, Lord Abbett Series Fund Growth and Income Sub-Account, Lord Abbett Series Fund Growth Opportunities Sub-Account, Lord Abbett Series Fund Mid-Cap Value Sub-Account, MFS/Sun Life Bond S Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Opportunities S Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Markets Equity S Sub-Account, MFS/Sun Life Emerging Markets Equity Sub-Account, MFS/Sun Life Global Asset Allocation Sub-Account, MFS/Sun Life Global Governments S Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life Global Growth S Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Global Total Return S Sub-Account, MFS/Sun Life Global Total Return Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth S Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life International Investors Trust Sub-Account, MFS/Sun Life International Value S Sub-Account, MFS/Sun Life Managed Sectors S Sub-Account, MFS/Sun Life Managed Sectors Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Mid Cap Growth S Sub-Account, MFS/Sun Life Mid Cap Value S Sub-Account, MFS/Sun Life Money Market S Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Research S Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Research Growth and Income S Sub-Account, MFS/Sun Life Research Growth and Income Sub-Account, MFS/Sun Life Research International S Sub-Account, MFS/Sun Life Research International Sub-Account, MFS/Sun Life Strategic Growth S Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income S Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account , MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Value S Sub-Account, MFS/Sun Life Value Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Global Securities Sub-Account, Oppenheimer Main St. Growth and Income Sub-Account, Oppenheimer Main St. Small Cap Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT Low Duration Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, Sun Capital Investment Grade Bond S Sub-Account, Sun Capital Real Estate Fund S Sub-Account and Sun Capital Real Estate Sub-Account of Sun Life (N.Y.) Variable Account C (the ''Sub-Accounts'') as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audit included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal controls over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2004 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 29, 2005

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2004

Assets:
Investment in :	Shares	Cost	Value
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund (FMS)	8,433	$126,534	$140,328
Templeton Growth Securities Fund Class 2 (FTG)	1,594	19,042	20,450
Templeton International Securities Fund (FTI)	423,786	5,392,153	6,081,325
Franklin Small Cap Value Securities Fund (FVS)	14,951	200,634	233,988
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	7,907	103,545	110,302
Growth & Income Portfolio (LA1)	252,025	6,284,868	6,850,031
Growth Opportunities (LA9)	46,117	555,424	613,360
Mid-Cap Value (LA2)	70,620	1,321,132	1,468,192
MFS/Sun Life Series Trust
Bond S Class (MF7)	44,532	530,963	537,499
Bond Series (BDS)	214,963	2,555,363	2,611,796
Capital Appreciation S Class (MFD)	9,479	153,989	181,148
Capital Appreciation Series (CAS)	997,841	22,640,165	19,208,434
Capital Opportunities S Class (CO1)	5,219	55,303	69,158
Capital Opportunities Series (COS)	253,514	3,589,010	3,371,736
Emerging Growth S Class (MFF)	8,044	103,032	124,762
Emerging Growth Series (EGS)	698,503	15,980,005	10,931,578
Emerging Markets Equity S Class (EM1)	5,775	55,746	92,805
Emerging Markets Equity Series (FCE)	42,737	547,206	690,631
Global Asset Allocation Series (GAA)
Global Governments S Class (GG1)	915	10,892	11,287
Global Governments Series (GGS)	138,857	1,553,163	1,721,823
Global Growth S Class (GG2)	3,661	36,797	44,815
Global Growth Series (GGR)	591,625	6,734,320	7,282,902
Global Total Return S Class (GT2)	16,386	225,661	292,001
Global Total Return Series (GTR)	303,497	4,228,413	5,435,639
Government Securities S Class (MFK)	434,263	5,706,159	5,688,851
Government Securities Series (GSS)	703,542	9,437,276	9,258,613
High Yield S Class (MFC)	197,128	1,373,094	1,435,092
High Yield Series (HYS)	1,244,088	8,438,949	9,106,728
International Growth S Class (IG1)	4,278	46,413	57,748
International Growth Series (FCG)	127,623	1,329,189	1,729,296
International Investors Trust S Class (MI1)	7,392	77,236	114,798
International Value S Class (MII)	178,064	2,034,346	2,774,244
Managed Sectors S Class (MS1)	1,426	22,009	24,966
Managed Sectors Series (MSS)	305,527	6,438,548	5,392,560
Massachusetts Investors Growth Stock S Class (M1B)	79,257	664,829	741,052
Massachusetts Investors Growth Stock Series (MIS)	584,438	5,530,510	5,505,406
Massachusetts Investors Trust S Class (MFL)	12,754	309,484	358,773
Massachusetts Investors Trust Series (MIT)	1,123,179	35,744,912	31,752,274
Mid Cap Growth S Class (MC1)	81,688	408,740	470,521
Mid Cap Value S Class (MCV)	39,801	409,538	494,325
Money Market S Class (MM1)	3,749,415	3,749,415	3,749,415
Money Market Series (MMS)	7,580,699	7,580,696	7,580,699
New Discovery S Class (M1A)	110,786	1,342,536	1,497,825
New Discovery Series (NWD)	212,469	2,642,112	2,898,084
Research S Class (RE1)	6,402	80,894	101,024
Research Series (RES)	968,412	19,649,568	15,378,378

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2004 - continued
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Research Growth and Income S Class (RG1)	2,844	$30,564	$40,524
Research Growth and Income Series (RGS)	195,828	2,536,935	2,804,259
Research International S Class (RI1)	95,756	1,183,236	1,377,925
Research International Series (RSS)	89,315	976,309	1,293,283
Strategic Growth S Class (SG1)	149,166	1,041,811	1,135,154
Strategic Growth Series (SGS)	56,674	396,846	434,687
Strategic Income S Class (SI1)	11,788	121,061	133,793
Strategic Income Series (SIS)	133,178	1,417,002	1,520,896
Strategic Value S Class (SVS)	12,226	122,430	140,840
Total Return S Class (MFJ)	1,537,709	27,841,127	29,877,682
Total Return Series (TRS)	2,221,025	38,772,642	43,421,039
Utilities S Class (MFE)	13,610	166,670	211,362
Utilities Series (UTS)	596,090	7,967,159	9,304,967
Value S Class (MV1)	84,302	1,097,137	1,300,778
Value Series (MVS)	458,238	5,673,023	7,107,265
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	36,400	1,226,984	1,336,987
Global Securities Fund (OGG)	4,273	109,589	125,314
Main St. Growth and Income (OMG)	298,389	5,777,532	6,176,660
Main St. Small Cap Growth Fund (OMS)	7,243	100,124	115,669
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	2,473	32,558	32,670
Low Duration Portfolio (PLD)	784,100	8,087,588	8,076,230
Real Return Bond Portfolio (PRR)	74,326	950,121	960,293
Total Return Bond Portfolio (PTR)	147,595	1,537,336	1,551,228
Sun Capital Advisers Trust
Investment Grade Bond S Class (IGB)	967	9,684	9,825
Real Estate Fund S Class (SRE)	44,439	763,371	892,341
Real Estate Fund (SC3)	33,520	509,183	637,209
		$294,467,835	$294,255,542
Liability:
Payable to Sponsor			(440,979)
Net Assets			$293,814,563

Net Assets Applicable to Contract Owners:	Applicable to Owners of			Reserve for
	Deferred Variable Annuity Contracts			Variable
	Units	Value		Annuities	Total
MFS Consolidated Regatta Contracts:
Franklin Templeton Variable Insurance Products Trust
FMS	10,733	$140,328	$		$140,328
FTG	1,307	20,450			20,450
FTI	427,612	6,081,325			6,081,325
FVS	15,053	233,988			233,988
Lord Abbett Series Fund, Inc.
LAV	9,342	110,302			110,302
LA1	512,793	6,850,031			6,850,031
LA9	55,012	613,360			613,360
LA2	101,211	1,468,192			1,468,192
MFS/Sun Life Series Trust:
MF7	46,528	537,499			537,499
BDS	187,739	2,610,710			2,610,710
MFD	17,339	181,148			181,148

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2004 - continued
	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
CAS	1,218,785	$19,132,790	$6,153	$19,138,943
CO1	6,354	69,158		69,158
COS	254,152	3,371,736		3,371,736
MFF	10,936	124,762		124,762
EGS	773,079	10,869,404	57,534	10,926,938
EM1	5,451	92,805		92,805
FCE	53,476	657,895	33,612	691,507
GAA
GG1	770	11,287		11,287
GGS	100,431	1,721,361		1,721,361
GG2	3,372	44,815		44,815
GGR	374,143	7,202,316	76,659	7,278,975
GT2	20,779	292,001		292,001
GTR	275,475	5,307,475	125,617	5,433,092
MFK	551,828	5,688,851		5,688,851
GSS	593,930	9,181,799	70,414	9,252,213
MFC	115,049	1,435,092		1,435,092
HYS	587,434	9,087,855	16,700	9,104,555
IG1	3,964	57,748		57,748
FCG	125,684	1,658,382	73,271	1,731,653
MI1	7,212	114,798		114,798
MII	145,667	2,713,023	60,055	2,773,078
MS1	2,429	24,966		24,966
MSS	354,963	5,371,277	18,151	5,389,428
M1B	65,643	741,052		741,052
MIS	674,360	5,424,865	71,889	5,496,754
MFL	31,545	358,773		358,773
MIT	1,820,277	31,278,791	354,104	31,632,895
MC1	35,363	470,521		470,521
MCV	33,452	494,325		494,325
MM1	384,369	3,749,415		3,749,415
MMS	611,796	7,459,215	79,965	7,539,180
M1A	124,003	1,497,825		1,497,825
NWD	208,136	2,863,779	32,224	2,896,003
RE1	8,838	101,024		101,024
RES	1,015,710	15,366,569	12,741	15,379,310
RG1	3,559	40,524		40,524
RGS	204,453	2,791,383	13,894	2,805,277
RI1	93,242	1,377,925		1,377,925
RSS	95,205	1,293,283		1,293,283
SG1	91,082	1,135,154		1,135,154
SGS	65,477	378,064	58,136	436,200
SI1	10,974	133,793		133,793
SIS	115,341	1,520,896		1,520,896
SVS	10,727	140,840		140,840
MFJ	2,463,547	29,877,682		29,877,682
TRS	2,026,951	42,597,830	651,390	43,249,220
MFE	13,683	211,362		211,362
UTS	388,146	9,213,742	84,171	9,297,913
MV1	100,522	1,300,778		1,300,778
MVS	511,261	7,105,118		7,105,118

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2004 - continued
	Applicable to Owners of			Reserve for
	Deferred Variable Annuity Contracts			Variable
	Units	Value		Annuities	Total
Oppenheimer Variable Account Fund
OCA	105,606	$1,336,987	$		$1,336,987
OGG	10,232	125,314			125,314
OMG	504,529	6,176,660			6,176,660
OMS	8,062	115,669			115,669
PIMCO Variable Insurance Trust
PMB	2,016	32,670			32,670
PLD	807,314	8,076,230			8,076,230
PRR	86,845	960,293			960,293
PTR	144,404	1,551,228			1,551,228
Sun Capital Advisers Trust
IGB	950	9,825			9,825
SRE	71,956	892,341			892,341
SC3	36,312	637,209			637,209
Net Assets		$291,917,883		$1,896,680	$293,814,563

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004
	FMS	FTG	FTI	FVS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$751	$30	$22,440	$208
Mortality and expense risk charges	(1,494)	(84)	(43,718)	(1,927)
Distribution and administrative expense charges	(179)	(10)	(5,246)	(231)
Net investment income (loss)	$(922)	$(64)	$(26,524)	$(1,950)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$265	$47	$23,366	$1,580
Realized gain distributions
Net realized gains (losses)	$265	$47	$23,366	$1,580

Net unrealized appreciation (depreciation) on investments:
End of year	$13,794	$1,408	$689,172	$33,354
Beginning of year	2,831		42,330	1,075
Change in unrealized appreciation (depreciation)	$10,963	$1,408	$646,842	$32,279

Realized and unrealized gains (losses)	$11,228	$1,455	$670,208	$33,859
Increase (Decrease) in net assets from operations	$10,306	$1,391	$643,684	$31,909

	LAV	LA1	LA9	LA2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$380	$52,356	$	$3,694
Mortality and expense risk charges	(272)	(54,762)	(3,307)	(9,059)
Distribution and administrative expense charges	(33)	(6,571)	(397)	(1,087)
Net investment income (loss)	$75	$(8,977)	$(3,704)	$(6,452)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$12	$22,138	$(253)	$2,076
Realized gain distributions	19	53,221	143	18,824
Net realized gains (losses)	$31	$75,359	$(110)	$20,900

Net unrealized appreciation (depreciation) on investments:
End of year	$6,757	$565,163	$57,935	$147,061
Beginning of year		70,529		804
Change in unrealized appreciation (depreciation)	$6,757	$494,634	$57,935	$146,257

Realized and unrealized gains (losses)	$6,788	$569,993	$57,825	$167,157
Increase (Decrease) in net assets from operations	$6,863	$561,016	$54,121	$160,705

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	MF7	BDS	MFD	CAS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$28,170	$173,235	$	$12,567
Mortality and expense risk charges	(7,747)	(34,249)	(2,270)	(243,234)
Distribution and administrative expense charges	(930)	(4,110)	(272)	(29,188)
Net investment income (loss)	$19,493	$134,876	$(2,542)	$(259,855)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$133	$46,523	$10,227	$(5,293,911)
Realized gain distributions	6,957	41,551
Net realized gains (losses)	$7,090	$88,074	$10,227	$(5,293,911)

Net unrealized appreciation (depreciation) on investments:
End of year	$6,536	$56,433	$27,160	$(3,431,731)
Beginning of year	14,885	159,995	19,343	(10,714,625)
Change in unrealized appreciation (depreciation)	$(8,349)	$(103,562)	$7,817	$7,282,894

Realized and unrealized gains (losses)	$(1,259)	$(15,488)	$18,044	$1,988,983
Increase (Decrease) in net assets from operations	$18,234	$119,388	$15,502	$1,729,128

	CO1	COS	MFF	EGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$150	$16,724	$	$
Mortality and expense risk charges	(739)	(42,212)	(1,554)	(142,490)
Distribution and administrative expense charges	(89)	(5,065)	(187)	(17,099)
Net investment income (loss)	$(678)	$(30,553)	$(1,741)	$(159,589)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$126	$(520,271)	$1,094	$(5,477,318)
Realized gain distributions
Net realized gains (losses)	$126	$(520,271)	$1,094	$(5,477,318)

Net unrealized appreciation (depreciation) on investments:
End of year	$13,855	$(217,274)	$21,730	$(5,048,427)
Beginning of year	7,835	(1,113,959)	8,824	(11,904,368)
Change in unrealized appreciation (depreciation)	$6,020	$896,685	$12,906	$6,855,941

Realized and unrealized gains (losses)	$6,146	$376,414	$14,000	$1,378,623
Increase (Decrease) in net assets from operations	$5,468	$345,861	$12,259	$1,219,034

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	EM1	FCE	GG1	GGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$725	$5,854	$532	$223,426
Mortality and expense risk charges	(1,098)	(7,154)	(76)	(21,801)
Distribution and administrative expense charges	(132)	(858)	(9)	(2,616)
Net investment income (loss)	$(505)	$(2,158)	$447	$199,009

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,721	$83,896	$(6)	$69,543
Realized gain distributions
Net realized gains (losses)	$2,721	$83,896	$(6)	$69,543

Net unrealized appreciation (depreciation) on investments:
End of year	$37,060	$143,425	$395	$168,660
Beginning of year	21,367	106,080	270	308,802
Change in unrealized appreciation (depreciation)	$15,693	$37,345	$125	$(140,142)

Realized and unrealized gains (losses)	$18,414	$121,241	$119	$(70,599)
Increase (Decrease) in net assets from operations	$17,909	$119,083	$566	$128,410

	GG2	GGR	GT2	GTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$89	$33,309	$6,262	$132,388
Mortality and expense risk charges	(429)	(86,612)	(3,505)	(63,938)
Distribution and administrative expense charges	(51)	(10,393)	(421)	(7,673)
Net investment income (loss)	$(391)	$(63,696)	$2,336	$60,777

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$226	$(597,449)	$2,531	$48,830
Realized gain distributions
Net realized gains (losses)	$226	$(597,449)	$2,531	$48,830

Net unrealized appreciation (depreciation) on investments:
End of year	$8,017	$548,581	$66,340	$1,207,225
Beginning of year	2,983	(1,016,577)	32,621	564,447
Change in unrealized appreciation (depreciation)	$5,034	$1,565,158	$33,719	$642,778

Realized and unrealized gains (losses)	$5,260	$967,709	$36,250	$691,608
Increase (Decrease) in net assets from operations	$4,869	$904,013	$38,586	$752,385

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	MFK	GSS	MFC	HYS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$182,407	$612,716	$54,158	$774,549
Mortality and expense risk charges	(64,838)	(131,835)	(14,237)	(119,477)
Distribution and administrative expense charges	(7,781)	(15,820)	(1,708)	(14,337)
Net investment income (loss)	$109,788	$465,061	$38,213	$640,735

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(706)	$(16,999)	$11,136	$(323,620)
Realized gain distributions
Net realized gains (losses)	$(706)	$(16,999)	$11,136	$(323,620)

Net unrealized appreciation (depreciation) on investments:
End of year	$(17,308)	$(178,662)	$61,998	$667,779
Beginning of year	17,461	30,065	28,325	280,353
Change in unrealized appreciation (depreciation)	$(34,769)	$(208,727)	$33,673	$387,426

Realized and unrealized gains (losses)	$(35,475)	$(225,726)	$44,809	$63,806
Increase (Decrease) in net assets from operations	$74,313	$239,335	$83,022	$704,541

	IG1	FCG	MI1	MII
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$190	$8,490	$654	$18,489
Mortality and expense risk charges	(676)	(18,397)	(1,383)	(29,239)
Distribution and administrative expense charges	(81)	(2,208)	(166)	(3,509)
Net investment income (loss)	$(567)	$(12,115)	$(895)	$(14,259)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$8,063	$5,307	$2,924	$48,145
Realized gain distributions
Net realized gains (losses)	$8,063	$5,307	$2,924	$48,145

Net unrealized appreciation (depreciation) on investments:
End of year	$11,336	$400,107	$37,563	$739,898
Beginning of year	10,138	138,044	17,167	195,648
Change in unrealized appreciation (depreciation)	$1,198	$262,063	$20,396	$544,250

Realized and unrealized gains (losses)	$9,261	$267,370	$23,320	$592,395
Increase (Decrease) in net assets from operations	$8,694	$255,255	$22,425	$578,136

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	MS1	MSS	M1B	MIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$2,349	$	$3,861
Mortality and expense risk charges	(380)	(68,904)	(9,886)	(69,970)
Distribution and administrative expense charges	(46)	(8,268)	(1,186)	(8,396)
Net investment income (loss)	$(426)	$(74,823)	$(11,072)	$(74,505)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,653	$(1,963,566)	$3,184	$(792,982)
Realized gain distributions
Net realized gains (losses)	$1,653	$(1,963,566)	$3,184	$(792,982)

Net unrealized appreciation (depreciation) on investments:
End of year	$2,956	$(1,045,988)	$76,222	$(25,105)
Beginning of year	2,714	(3,347,168)	24,018	(1,299,711)
Change in unrealized appreciation (depreciation)	$242	$2,301,180	$52,204	$1,274,606

Realized and unrealized gains (losses)	$1,895	$337,614	$55,388	$481,624
Increase (Decrease) in net assets from operations	$1,469	$262,791	$44,316	$407,119

	MFL	MIT	MC1	MCV
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,101	$342,017	$	$15
Mortality and expense risk charges	(3,926)	(402,698)	(6,273)	(6,588)
Distribution and administrative expense charges	(471)	(48,324)	(753)	(791)
Net investment income (loss)	$(2,296)	$(109,005)	$(7,026)	$(7,364)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$10,769	$(3,462,181)	$7,346	$12,111
Realized gain distributions				8,777
Net realized gains (losses)	$10,769	$(3,462,181)	$7,346	$20,888

Net unrealized appreciation (depreciation) on investments:
End of year	$49,289	$(3,992,639)	$61,781	$84,787
Beginning of year	26,987	(10,653,640)	16,189	23,339
Change in unrealized appreciation (depreciation)	$22,302	$6,661,001	$45,592	$61,448

Realized and unrealized gains (losses)	$33,071	$3,198,820	$52,938	$82,336
Increase (Decrease) in net assets from operations	$30,775	$3,089,815	$45,912	$74,972

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	MM1		MMS	M1A	NWD
	Sub-Account		Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$16,076	$71,029	$	$
Mortality and expense risk charges		(37,521)	(109,438)	(10,571)	(35,195)
Distribution and administrative expense charges		(4,502)	(13,133)	(1,269)	(4,223)
Net investment income (loss)		$(25,947)	$(51,542)	$(11,840)	$(39,418)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$		$	$(1,189)	$(107,118)
Realized gain distributions
Net realized gains (losses)	$		$	$(1,189)	$(107,118)

Net unrealized appreciation (depreciation) on investments:
End of year	$		$4	$155,289	$255,972
Beginning of year				29,665	(28,158)
Change in unrealized appreciation (depreciation)	$		$4	$125,624	$284,130

Realized and unrealized gains (losses)	$		$4	$124,435	$177,012
Increase (Decrease) in net assets from operations		$(25,947)	$(51,538)	$112,595	$137,594

	RE1		RES	RG1	RGS
	Sub-Account		Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$617	$142,051	$170	$17,312
Mortality and expense risk charges		(1,185)	(190,271)	(488)	(32,070)
Distribution and administrative expense charges		(142)	(22,833)	(59)	(3,848)
Net investment income (loss)		$(710)	$(71,053)	$(377)	$(18,606)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares		$209	$(1,707,794)	$126	$(20,207)
Realized gain distributions
Net realized gains (losses)		$209	$(1,707,794)	$126	$(20,207)

Net unrealized appreciation (depreciation) on investments:
End of year		$20,130	$(4,271,189)	$9,960	$267,324
Beginning of year		8,663	(8,051,645)	5,148	(100,777)
Change in unrealized appreciation (depreciation)		$11,467	$3,780,456	$4,812	$368,101

Realized and unrealized gains (losses)		$11,676	$2,072,662	$4,938	$347,894
Increase (Decrease) in net assets from operations		$10,966	$2,001,609	$4,561	$329,288

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	RI1	RSS	SG1	SGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,308	$5,305	$	$
Mortality and expense risk charges	(11,988)	(13,831)	(15,633)	(4,872)
Distribution and administrative expense charges	(1,439)	(1,660)	(1,876)	(585)
Net investment income (loss)	$(11,119)	$(10,186)	$(17,509)	$(5,457)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$9,015	$(5,444)	$12,251	$(5,958)
Realized gain distributions
Net realized gains (losses)	$9,015	$(5,444)	$12,251	$(5,958)

Net unrealized appreciation (depreciation) on investments:
End of year	$194,690	$316,975	$93,343	$37,841
Beginning of year	28,537	95,133	35,018	5,595
Change in unrealized appreciation (depreciation)	$166,153	$221,842	$58,325	$32,246

Realized and unrealized gains (losses)	$175,168	$216,398	$70,576	$26,288
Increase (Decrease) in net assets from operations	$164,049	$206,212	$53,067	$20,831

	SI1	SIS	SVS	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$5,614	$60,695	$294	$327,556
Mortality and expense risk charges	(1,886)	(16,152)	(1,726)	(283,704)
Distribution and administrative expense charges	(226)	(1,938)	(207)	(34,045)
Net investment income (loss)	$3,502	$42,605	$(1,639)	$9,807

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$3,066	$32,885	$284	$86,441
Realized gain distributions			2,575
Net realized gains (losses)	$3,066	$32,885	$2,859	$86,441

Net unrealized appreciation (depreciation) on investments:
End of year	$12,732	$103,894	$18,410	$2,036,556
Beginning of year	11,723	93,038	2,739	192,804
Change in unrealized appreciation (depreciation)	$1,009	$10,856	$15,671	$1,843,752

Realized and unrealized gains (losses)	$4,075	$43,741	$18,530	$1,930,193
Increase (Decrease) in net assets from operations	$7,577	$86,346	$16,891	$1,940,000

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	TRS	MFE	UTS	MV1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,110,861	$2,126	$166,845	$10,413
Mortality and expense risk charges	(541,254)	(2,106)	(103,719)	(14,703)
Distribution and administrative expense charges	(64,950)	(253)	(12,446)	(1,764)
Net investment income (loss)	$504,657	$(233)	$50,680	$(6,054)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(149,058)	$374	$(832,913)	$4,287
Realized gain distributions
Net realized gains (losses)	$(149,058)	$374	$(832,913)	$4,287

Net unrealized appreciation (depreciation) on investments:
End of year	$4,648,397	$44,693	$1,337,808	$203,641
Beginning of year	857,793	9,026	(1,605,605)	63,239
Change in unrealized appreciation (depreciation)	$3,790,604	$35,667	$2,943,413	$140,402

Realized and unrealized gains (losses)	$3,641,546	$36,041	$2,110,500	$144,689
Increase (Decrease) in net assets from operations	$4,146,203	$35,808	$2,161,180	$138,635

	MVS	OCA	OGG	OMG
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$87,651	$1,805	$261	$3,052
Mortality and expense risk charges	(82,982)	(16,085)	(749)	(38,739)
Distribution and administrative expense charges	(9,958)	(1,930)	(90)	(4,649)
Net investment income (loss)	$(5,289)	$(16,210)	$(578)	$(40,336)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$144,438	$14,135	$459	$2,219
Realized gain distributions
Net realized gains (losses)	$144,438	$14,135	$459	$2,219

Net unrealized appreciation (depreciation) on investments:
End of year	$1,434,241	$110,003	$15,725	$399,128
Beginning of year	690,427	42,658		4,797
Change in unrealized appreciation (depreciation)	$743,814	$67,345	$15,725	$394,331

Realized and unrealized gains (losses)	$888,252	$81,480	$16,184	$396,550
Increase (Decrease) in net assets from operations	$882,963	$65,270	$15,606	$356,214

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2004 - continued
	OMS	PMB	PLD	PRR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$628	$48,431	$4,920
Mortality and expense risk charges	(769)	(261)	(54,241)	(7,091)
Distribution and administrative expense charges	(92)	(31)	(6,509)	(851)
Net investment income (loss)	$(861)	$336	$(12,319)	$(3,022)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$759	$(2)	$(313)	$1,903
Realized gain distributions		1,343	22,971	25,712
Net realized gains (losses)	$759	$1,341	$22,658	$27,615

Net unrealized appreciation (depreciation) on investments:
End of year	$15,545	$111	$(11,358)	$10,172
Beginning of year	862			1,466
Change in unrealized appreciation (depreciation)	$14,683	$111	$(11,358)	$8,706

Realized and unrealized gains (losses)	$15,442	$1,452	$11,300	$36,321
Increase (Decrease) in net assets from operations	$14,581	$1,788	$(1,019)	$33,299

	PTR	IGB	SRE	SC3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$23,376	$159	$	$8,824
Mortality and expense risk charges	(20,406)	(53)	(4,887)	(8,590)
Distribution and administrative expense charges	(2,449)	(6)	(586)	(1,031)
Net investment income (loss)	$521	$100	$(5,473)	$(797)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,949	$(4)	$3,788	$24,021
Realized gain distributions	21,596			20,181
Net realized gains (losses)	$23,545	$(4)	$3,788	$44,202

Net unrealized appreciation (depreciation) on investments:
End of year	$13,892	$141	$128,970	$128,025
Beginning of year	1,523			23,197
Change in unrealized appreciation (depreciation)	$12,369	$141	$128,970	$104,828

Realized and unrealized gains (losses)	$35,914	$137	$132,758	$149,030
Increase (Decrease) in net assets from operations	$36,435	$237	$127,285	$148,233

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets
	FMS			FTG			FTI			FVS			LAV
	Sub-Account			Sub-Account			Sub-Account			Sub-Account			Sub-Account
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,	December 31,		December 31,	December 31,		December 31,		December 31,
	2004	2003 (c)		2004 (g)		2003	2004	2003		2004	2003		2004 (g)		2003
Operations:
Net investment income (loss)	$(922)		$(128)		$(64)	$	$(26,524)		$(1,798)	$(1,950)		$(55)		$75	$
Net realized gains (losses)	265		30		47		23,366		1,772	1,580		416		31
Net unrealized gains (losses)	10,963		2,831		1,408		646,842		42,330	32,279		1,075		6,757
Increase (Decrease) in net assets from
operations	$10,306		$2,733		$1,391	$	$643,684		$42,304	$31,909		$1,436		$6,863	$

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$71,171		$39,455		$12,230	$	$4,162,205		$350,754	$171,737		$13,859		$94,781	$
Net transfers between Sub-Accounts and
Fixed Account	11,374		5,935		6,829		821,935		150,286	19,629		123		8,658
Withdrawals, surrenders, annuitizations and
contract charges	(572)		(74)				(82,355)		(7,488)	(4,349)		(356)
Net accumulation activity	$81,973		$45,316		$19,059	$	$4,901,785		$493,552	$187,017		$13,626		$103,439	$

Annuitization Activity:
Annuitizations	$	$		$		$	$	$		$	$		$		$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$	$		$		$	$	$		$	$		$		$
Increase (Decrease) in net assets from contract
owner transactions	$81,973		$45,316		$19,059	$	$4,901,785		$493,552	$187,017		$13,626		$103,439	$

Increase (Decrease) in net assets	$92,279		$48,049		$20,450	$	$5,545,469		$535,856	$218,926		$15,062		$110,302	$

Net Assets:
Beginning of year	$48,049	$		$		$	$535,856	$		$15,062	$		$		$
End of year	$140,328		$48,049		$20,450	$	$6,081,325		$535,856	$233,988		$15,062		$110,302	$

Unit Transactions:
Beginning of year	3,938						41,808			1,158
Purchased	5,905		3,404		827		329,687		29,864	12,763		1,168		8,546
Transferred between Sub-Accounts and Fixed
Accumulation Account	938		541		480		62,824		12,593	1,434		19		796
Withdrawn, Surrendered and Annuitized	(48)		(7)				(6,707)		(649)	(302)		(29)
End of year	10,733		3,938		1,307		427,612		41,808	15,053		1,158		9,342

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	LA1			LA9			LA2			MF7		BDS
	Sub-Account			Sub-Account			Sub-Account			Sub-Account		Sub-Account
	Year Ended	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
	2004	2003 (c)		2004 (g)		2003	2004	2003 (d)		2004	2003	2004	2003
Operations:
Net investment income (loss)	$(8,977)		$1,681		$(3,704)	$	$(6,452)		$(13)	$19,493	$3,257	$134,876	$93,172
Net realized gains (losses)	75,359		1,805		(110)		20,900		65	7,090	596	88,074	87,745
Net unrealized gains (losses)	494,634		70,529		57,935		146,257		804	(8,349)	8,714	(103,562)	37,516
Increase (Decrease) in net assets from
operations	$561,016		$74,015		$54,121	$	$160,705		$856	$18,234	$12,567	$119,388	$218,433

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,328,946		$606,564		$450,721	$	$1,116,476		$5,504	$181,568	$100,400	$43,362	$16,098
Net transfers between Sub-Accounts and
Fixed Account	1,134,695		270,787		112,538		199,117		839	46,879	72,886	53,528	741,240
Withdrawals, surrenders, annuitizations and
contract charges	(114,781)		(11,211)		(4,020)		(15,305)			(12,246)	(2,361)	(447,174)	(461,829)
Net accumulation activity	$5,348,860		$866,140		$559,239	$	$1,300,288		$6,343	$216,201	$170,925	$(350,284)	$295,509

Annuitization Activity:
Annuitizations	$	$		$		$	$	$		$	$	$	$
Annuity payments and contract charges													(17,527)
Net transfers between Sub-Accounts
Adjustments to annuity reserves												(64)	(816)
Net annuitization activity	$	$		$		$	$	$		$	$	$(64)	$(18,343)
Increase (Decrease) in net assets from contract
owner transactions	$5,348,860		$866,140		$559,239	$	$1,300,288		$6,343	$216,201	$170,925	$(350,348)	$277,166

Increase (Decrease) in net assets	$5,909,876		$940,155		$613,360	$	$1,460,993		$7,199	$234,435	$183,492	$(230,960)	$495,599

Net Assets:
Beginning of year	$940,155	$		$		$	$7,199	$		$303,064	$119,572	$2,841,670	$2,346,071
End of year	$6,850,031		$940,155		$613,360	$	$1,468,192		$7,199	$537,499	$303,064	$2,610,710	$2,841,670

Unit Transactions:
Beginning of year	74,789						581			27,267	11,203	214,107	189,891
Purchased	357,817		52,707		44,537		86,619		507	16,281	9,125	3,236	1,235
Transferred between Sub-Accounts and Fixed
Accumulation Account	89,852		23,114		10,921		15,253		74	4,047	7,150	3,778	58,774
Withdrawn, Surrendered and Annuitized	(9,665)		(1,032)		(446)		(1,242)			(1,067)	(210)	(33,382)	(35,793)
End of year	512,793		74,789		55,012		101,211		581	46,528	27,267	187,739	214,107

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(d) for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	MFD		CAS		CO1			COS		MFF
	Sub-Account		Sub-Account		Sub-Account			Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003		2004	2003	2004	2003
Operations:
Net investment income (loss)	$(2,542)	$(1,550)	$(259,855)	$(279,421)	$(678)		$(606)	$(30,553)	$(33,649)	$(1,741)	$(671)
Net realized gains (losses)	10,227	5,318	(5,293,911)	(8,809,180)	126		(1,922)	(520,271)	(1,073,386)	1,094	3,799
Net unrealized gains (losses)	7,817	19,918	7,282,894	13,884,508	6,020		11,768	896,685	1,845,071	12,906	9,062
Increase (Decrease) in net assets from
operations	$15,502	$23,686	$1,729,128	$4,795,907	$5,468		$9,240	$345,861	$738,036	$12,259	$12,190

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,279	$18,196	$36,560	$101,060	$11,250	$		$2,193	$18,444	$14,273	$56,947
Net transfers between Sub-Accounts and
Fixed Account	43,588	93,873	(565,057)	(392,926)	6,184			(232,689)	(143,549)	20,964	(11,301)
Withdrawals, surrenders, annuitizations and
contract charges	(65,324)	(20)	(3,253,858)	(2,880,121)	(24)		(4,000)	(306,802)	(347,192)	(4,963)	(2)
Net accumulation activity	$(19,457)	$112,049	$(3,782,355)	$(3,171,987)	$17,410		$(4,000)	$(537,298)	$(472,297)	$30,274	$45,644

Annuitization Activity:
Annuitizations	$	$	$	$	$	$		$	$	$	$
Annuity payments and contract charges			(468)	(393)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(7,388)	(13,884)
Net annuitization activity	$	$	$(7,856)	$(14,277)	$	$		$	$	$	$
Increase (Decrease) in net assets from contract
owner transactions	$(19,457)	$112,049	$(3,790,211)	$(3,186,264)	$17,410		$(4,000)	$(537,298)	$(472,297)	$30,274	$45,644

Increase (Decrease) in net assets	$(3,955)	$135,735	$(2,061,083)	$1,609,643	$22,878		$5,240	$(191,437)	$265,739	$42,533	$57,834

Net Assets:
Beginning of year	$185,103	$49,368	$21,200,026	$19,590,383	$46,280		$41,040	$3,563,173	$3,297,434	$82,229	$24,395
End of year	$181,148	$185,103	$19,138,943	$21,200,026	$69,158		$46,280	$3,371,736	$3,563,173	$124,762	$82,229

Unit Transactions:
Beginning of year	19,323	6,547	1,472,691	1,718,560	4,851		5,419	298,753	349,823	8,002	3,308
Purchased	248	2,213	2,567	7,023	873			178	1,812	1,225	5,923
Transferred between Sub-Accounts and Fixed
Accumulation Account	4,473	10,565	(36,605)	(39,086)	632			(19,386)	(19,160)	2,089	(1,229)
Withdrawn, Surrendered and Annuitized	(6,705)	(2)	(219,868)	(213,805)	(2)		(568)	(25,393)	(33,722)	(380)
End of year	17,339	19,323	1,218,785	1,472,691	6,354		4,851	254,152	298,753	10,936	8,002

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	EGS		EM1			FCE			GAA			GG1
	Sub-Account		Sub-Account			Sub-Account			Sub-Account			Sub-Account
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended		Year Ended		Period Ended
	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,		December 31,	December 31,		December 31,		December 31,
	2004	2003	2004		2003	2004		2003	2004 (#)	2003		2004		2003 (c)
Operations:
Net investment income (loss)	$(159,589)	$(163,006)		$(505)	$(566)	$(2,158)		$(2,909)	$		$55,621		$447		$(35)
Net realized gains (losses)	(5,477,318)	(3,745,957)		2,721	1,430	83,896		(11,342)			(450,960)		(6)		(4)
Net unrealized gains (losses)	6,855,941	6,942,940		15,693	22,613	37,345		141,882			602,202		125		270
Increase (Decrease) in net assets from
operations	$1,219,034	$3,033,977		$17,909	$23,477	$119,083		$127,631	$		$206,863		$566		$231

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$10,165	$62,211	$		$15,607	$2,750	$		$		$640	$		$
Net transfers between Sub-Accounts and
Fixed Account	(329,355)	(682,562)		11,942	(5,844)	73,086		164,664			(1,981,402)		6,263		4,231
Withdrawals, surrenders, annuitizations and
contract charges	(2,338,115)	(1,531,875)		(8)	(8)	(48,815)		(25,195)			(251,486)		(4)
Net accumulation activity	$(2,657,305)	$(2,152,226)		$11,934	$9,755	$27,021		$139,469	$		$(2,232,248)		$6,259		$4,231

Annuitization Activity:
Annuitizations	$	$	$		$	$	$		$	$		$		$
Annuity payments and contract charges	(7,833)	(6,937)				(1,309)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,275)	(1,456)				876
Net annuitization activity	$(9,108)	$(8,393)	$		$	$(433)	$		$	$		$		$
Increase (Decrease) in net assets from contract
owner transactions	$(2,666,413)	$(2,160,619)		$11,934	$9,755	$26,588		$139,469	$		$(2,232,248)		$6,259		$4,231

Increase (Decrease) in net assets	$(1,447,379)	$873,358		$29,843	$33,232	$145,671		$267,100	$		$(2,025,385)		$6,825		$4,462

Net Assets:
Beginning of year	$12,374,317	$11,500,959		$62,962	$29,730	$545,836		$278,376	$		$2,025,385		$4,462	$
End of year	$10,926,938	$12,374,317		$92,805	$62,962	$691,507		$545,836	$	$			$11,287		$4,462

Unit Transactions:
Beginning of year	978,305	1,179,567		4,623	3,271	55,647		42,762			178,055		329
Purchased	791	5,813			1,794	270					57
Transferred between Sub-Accounts and Fixed
Accumulation Account	(26,752)	(66,665)		828	(441)	2,300		16,656			(157,431)		441		329
Withdrawn, Surrendered and Annuitized	(179,265)	(140,410)			(1)	(4,741)		(3,771)			(20,681)
End of year	773,079	978,305		5,451	4,623	53,476		55,647					770		329

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(#) fund closed in prior year.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life

Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	GGS		GG2			GGR		GT2				GTR
	Sub-Account		Sub-Account			Sub-Account		Sub-Account				Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended	Year Ended		Period Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,		December 31,		December 31,	December 31,
	2004	2003	2004	2003		2004	2003	2004		2003		2004	2003
Operations:
Net investment income (loss)	$199,009	$78,735	$(391)		$(138)	$(63,696)	$(58,001)		$2,336		$1,411	$60,777	$29,062
Net realized gains (losses)	69,543	119,094	226		216	(597,449)	(2,715,237)		2,531		425	48,830	(120,260)
Net unrealized gains (losses)	(140,142)	63,549	5,034		3,028	1,565,158	4,661,698		33,719		34,650	642,778	891,041
Increase (Decrease) in net assets from
operations	$128,410	$261,378	$4,869		$3,106	$904,013	$1,888,460		$38,586		$36,486	$752,385	$799,843

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$(65)	$(4,660)	$12,848	$		$1,966	$94,659	$		$		$3,329	$20,149
Net transfers between Sub-Accounts and
Fixed Account	18,610	(69,865)	14,014		1,041	339,932	60,580		27,334		52,374	208,169	1,832,977
Withdrawals, surrenders, annuitizations and
contract charges	(375,701)	(358,065)	(17)		(2)	(1,179,348)	(1,296,235)		(11,877)		(6,979)	(755,002)	(500,985)
Net accumulation activity	$(357,156)	$(432,590)	$26,845		$1,039	$(837,450)	$(1,140,996)		$15,457		$45,395	$(543,504)	$1,352,141

Annuitization Activity:
Annuitizations	$	$	$	$		$	$	$		$		$	$
Annuity payments and contract charges						(4,888)	(17,120)					(11,255)	(6,322)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(42)	(57)				(236)	(1,751)					1,351	(1,159)
Net annuitization activity	$(42)	$(57)	$	$		$(5,124)	$(18,871)	$		$		$(9,904)	$(7,481)
Increase (Decrease) in net assets from contract
owner transactions	$(357,198)	$(432,647)	$26,845		$1,039	$(842,574)	$(1,159,867)		$15,457		$45,395	$(553,408)	$1,344,660

Increase (Decrease) in net assets	$(228,788)	$(171,269)	$31,714		$4,145	$61,439	$728,593		$54,043		$81,881	$198,977	$2,144,503

Net Assets:
Beginning of year	$1,950,149	$2,121,418	$13,101		$8,956	$7,217,536	$6,488,943		$237,958		$156,077	$5,234,115	$3,089,612
End of year	$1,721,361	$1,950,149	$44,815		$13,101	$7,278,975	$7,217,536		$292,001		$237,958	$5,433,092	$5,234,115

Unit Transactions:
Beginning of year	123,602	155,972	1,142		1,059	424,744	506,440		19,492		15,432	311,788	222,222
Purchased		(339)	1,034			144	6,107					205	1,379
Transferred between Sub-Accounts and Fixed
Accumulation Account	276	(7,221)	1,198		83	16,246	1,285		2,224		4,702	6,456	121,479
Withdrawn, Surrendered and Annuitized	(23,447)	(24,810)	(2)			(66,991)	(89,088)		(937)		(642)	(42,974)	(33,292)
End of year	100,431	123,602	3,372		1,142	374,143	424,744		20,779		19,492	275,475	311,788

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life

Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	MFK		GSS		MFC		HYS		IG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004		2003
Operations:
Net investment income (loss)	$109,788	$1,508	$465,061	$469,818	$38,213	$3,342	$640,735	$777,764		$(567)	$(275)
Net realized gains (losses)	(706)	3,433	(16,999)	397,952	11,136	981	(323,620)	(617,343)		8,063	2,484
Net unrealized gains (losses)	(34,769)	4,953	(208,727)	(758,745)	33,673	26,696	387,426	1,666,614		1,198	9,897
Increase (Decrease) in net assets from
operations	$74,313	$9,894	$239,335	$109,025	$83,022	$31,019	$704,541	$1,827,035		$8,694	$12,106

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,417,861	$1,374,869	$47,371	$81,543	$735,393	$232,250	$57,475	$39,929	$		$9,035
Net transfers between Sub-Accounts and
Fixed Account	1,194,120	519,681	(1,380,074)	(1,007,956)	233,373	157,252	(370,061)	685,571		21,375	16,408
Withdrawals, surrenders, annuitizations and
contract charges	(210,037)	(28,125)	(1,813,841)	(2,997,228)	(83,046)	(3,980)	(1,920,386)	(1,614,172)		(28,466)
Net accumulation activity	$3,401,944	$1,866,425	$(3,146,544)	$(3,923,641)	$885,720	$385,522	$(2,232,972)	$(888,672)		$(7,091)	$25,443

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$	$	$		$
Annuity payments and contract charges			(6,364)	(39,768)			(5,773)	(10,328)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(825)	(2,254)			(274)	(510)
Net annuitization activity	$	$	$(7,189)	$(42,022)	$	$	$(6,047)	$(10,838)	$		$

Increase (Decrease) in net assets from contract
owner transactions	$3,401,944	$1,866,425	$(3,153,733)	$(3,965,663)	$885,720	$385,522	$(2,239,019)	$(899,510)		$(7,091)	$25,443

Increase (Decrease) in net assets	$3,476,257	$1,876,319	$(2,914,398)	$(3,856,638)	$968,742	$416,541	$(1,534,478)	$927,525		$1,603	$37,549

Net Assets:
Beginning of year	$2,212,594	$336,275	$12,166,611	$16,023,249	$466,350	$49,809	$10,639,033	$9,711,508		$56,145	$18,596
End of year	$5,688,851	$2,212,594	$9,252,213	$12,166,611	$1,435,092	$466,350	$9,104,555	$10,639,033		$57,748	$56,145

Unit Transactions:
Beginning of year	216,546	31,653	802,266	1,064,704	39,343	4,918	738,644	800,400		4,502	2,033
Purchased	239,101	136,056	3,249	5,566	63,544	20,783	3,978	3,140			1,041
Transferred between Sub-Accounts and Fixed
Accumulation Account	117,019	51,693	(92,592)	(69,742)	19,116	14,023	(25,841)	53,446		1,663	1,428
Withdrawn, Surrendered and Annuitized	(20,838)	(2,856)	(118,993)	(198,262)	(6,954)	(381)	(129,347)	(118,342)		(2,201)
End of year	551,828	216,546	593,930	802,266	115,049	39,343	587,434	738,644		3,964	4,502

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life

Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	FCG		MI1		MII		MS1				MSS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account				Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,		December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004		2003		2004	2003
Operations:
Net investment income (loss)	$(12,115)	$(7,724)	$(895)	$(477)	$(14,259)	$(6,374)		$(426)		$(451)	$(74,823)	$(83,559)
Net realized gains (losses)	5,307	(99,280)	2,924	438	48,145	(140,473)		1,653		(4)	(1,963,566)	(3,831,671)
Net unrealized gains (losses)	262,063	486,941	20,396	16,950	544,250	735,590		242		6,265	2,301,180	5,184,242
Increase (Decrease) in net assets from
operations	$255,255	$379,937	$22,425	$16,911	$578,136	$588,743		$1,469		$5,810	$262,791	$1,269,012

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$173	$197	$2,507	$18	$17,676	$15,395	$		$		$10,753	$121,632
Net transfers between Sub-Accounts and
Fixed Account	121,956	(74,051)	18,161	6,439	159,377	(78,454)		(7,627)			(59,874)	(215,987)
Withdrawals, surrenders, annuitizations and
contract charges	(87,464)	(98,537)	(3)	(2)	(343,669)	(336,826)		1			(1,082,619)	(985,103)
Net accumulation activity	$34,665	$(172,391)	$20,665	$6,455	$(166,616)	$(399,885)		$(7,626)	$		$(1,131,740)	$(1,079,458)

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$		$		$	$
Annuity payments and contract charges	(3,241)	(491)			(7,378)	(4,609)					(4,680)	(4,306)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	1,731	138			99	(642)					(490)	(833)
Net annuitization activity	$(1,510)	$(353)	$	$	$(7,279)	$(5,251)	$		$		$(5,170)	$(5,139)
Increase (Decrease) in net assets from contract
owner transactions	$33,155	$(172,744)	$20,665	$6,455	$(173,895)	$(405,136)		$(7,626)	$		$(1,136,910)	$(1,084,597)

Increase (Decrease) in net assets	$288,410	$207,193	$43,090	$23,366	$404,241	$183,607		$(6,157)		$5,810	$(874,119)	$184,415

Net Assets:
Beginning of year	$1,443,243	$1,236,050	$71,708	$48,342	$2,368,837	$2,185,230		$31,123		$25,313	$6,263,547	$6,079,132
End of year	$1,731,653	$1,443,243	$114,798	$71,708	$2,773,078	$2,368,837		$24,966		$31,123	$5,389,428	$6,263,547

Unit Transactions:
Beginning of year	127,528	149,436	5,662	5,003	158,834	193,097		3,173		3,173	436,205	518,515
Purchased	15	22	187	2	1,101	1,332					801	8,868
Transferred between Sub-Accounts and Fixed
Accumulation Account	5,530	(10,572)	1,363	656	7,517	(7,951)		(744)			(4,753)	(18,395)
Withdrawn, Surrendered and Annuitized	(7,389)	(11,358)			(21,785)	(27,644)					(77,290)	(72,783)
End of year	125,684	127,528	7,212	5,661	145,667	158,834		2,429		3,173	354,963	436,205

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	M1B		MIS		MFL		MIT		MC1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004		2003
Operations:
Net investment income (loss)	$(11,072)	$(3,252)	$(74,505)	$(73,904)	$(2,296)	$(914)	$(109,005)	$(81,649)	$(7,026)		$(1,275)
Net realized gains (losses)	3,184	(1,532)	(792,982)	(1,135,426)	10,769	1,221	(3,462,181)	(4,355,402)	7,346		518
Net unrealized gains (losses)	52,204	40,645	1,274,606	2,267,892	22,302	31,176	6,661,001	10,987,181	45,592		19,156
Increase (Decrease) in net assets from
operations	$44,316	$35,861	$407,119	$1,058,562	$30,775	$31,483	$3,089,815	$6,550,130	$45,912		$18,399

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$258,387	$135,701	$21,942	$77,581	$75,624	$44,322	$114,987	$277,379	$74,866		$148,395
Net transfers between Sub-Accounts and
Fixed Account	117,194	46,583	83,983	118,693	86,911	71,774	(965,637)	(1,450,409)	99,554		73,778
Withdrawals, surrenders, annuitizations and
contract charges	(23,164)	(6,481)	(800,444)	(473,831)	(79,820)	(24)	(6,367,149)	(5,010,375)	(11,401)		(4,140)
Net accumulation activity	$352,417	$175,803	$(694,519)	$(277,557)	$82,715	$116,072	$(7,217,799)	$(6,183,405)	$163,019		$218,033

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$	$	$	$
Annuity payments and contract charges			(10,015)	(39,561)			(38,875)	(39,534)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(1,761)	(2,979)			(15,884)	(22,147)
Net annuitization activity	$	$	$(11,776)	$(42,540)	$	$	$(54,759)	$(61,681)	$	$
Increase (Decrease) in net assets from contract
owner transactions	$352,417	$175,803	$(706,295)	$(320,097)	$82,715	$116,072	$(7,272,558)	$(6,245,086)	$163,019		$218,033

Increase (Decrease) in net assets	$396,733	$211,664	$(299,176)	$738,465	$113,490	$147,555	$(4,182,743)	$305,044	$208,931		$236,432

Net Assets:
Beginning of year	$344,319	$132,655	$5,795,930	$5,057,465	$245,283	$97,728	$35,815,638	$35,510,594	$261,590		$25,158
End of year	$741,052	$344,319	$5,496,754	$5,795,930	$358,773	$245,283	$31,632,895	$35,815,638	$470,521		$261,590

Unit Transactions:
Beginning of year	34,831	17,191	768,535	810,817	24,552	11,990	2,266,305	2,710,773	22,054		4,031
Purchased	22,671	13,479	2,722	11,719	6,576	4,767	7,702	19,177	5,632		12,481
Transferred between Sub-Accounts and Fixed
Accumulation Account	10,319	4,999	9,037	15,736	8,464	7,797	(65,313)	(119,472)	8,574		5,890
Withdrawn, Surrendered and Annuitized	(2,178)	(838)	(105,934)	(69,737)	(8,047)	(2)	(388,417)	(344,173)	(897)		(348)
End of year	65,643	34,831	674,360	768,535	31,545	24,552	1,820,277	2,266,305	35,363		22,054

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MCV		MM1		MMS		M1A		NWD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(7,364)	$(1,021)	$(25,947)	$(6,691)	$(51,542)	$(105,649)	$(11,840)	$(2,498)	$(39,418)	$(34,332)
Net realized gains (losses)	20,888	654					(1,189)	448	(107,118)	(268,715)
Net unrealized gains (losses)	61,448	23,368			4		125,624	48,414	284,130	1,015,928
Increase (Decrease) in net assets from
operations	$74,972	$23,001	$(25,947)	$(6,691)	$(51,538)	$(105,649)	$112,595	$46,364	$137,594	$712,881

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$75,040	$175,795	$2,215,902	$954,734	$258,494	$2,101,745	$980,960	$28,675	$7,543	$14,213
Net transfers between Sub-Accounts and
Fixed Account	72,524	85,892	1,862,542	325,572	1,408,660	1,152,394	225,910	(16,370)	140,786	33,046
Withdrawals, surrenders, annuitizations and
contract charges	(12,231)	(4,497)	(1,370,276)	(208,382)	(5,810,154)	(9,521,028)	(14,837)	(2,377)	(318,948)	(159,271)
Net accumulation activity	$135,333	$257,190	$2,708,168	$1,071,924	$(4,143,000)	$(6,266,889)	$1,192,033	$9,928	$(170,619)	$(112,012)

Annuitization Activity:
Annuitizations	$	$	$	$	$	$118,021	$	$	$	$
Annuity payments and contract charges					(112,840)	(25,999)			(1,505)	(1,326)
Net transfers between Sub-Accounts
Adjustments to annuity reserves					(14,371)	(19,753)			(548)	(719)
Net annuitization activity	$	$	$	$	$(127,211)	$72,269	$	$	$(2,053)	$(2,045)
Increase (Decrease) in net assets from contract
owner transactions	$135,333	$257,190	$2,708,168	$1,071,924	$(4,270,211)	$(6,194,620)	$1,192,033	$9,928	$(172,672)	$(114,057)

Increase (Decrease) in net assets	$210,305	$280,191	$2,682,221	$1,065,233	$(4,321,749)	$(6,300,269)	$1,304,628	$56,292	$(35,078)	$598,824

Net Assets:
Beginning of year	$284,020	$3,829	$1,067,194	$1,961	$11,860,929	$18,161,198	$193,197	$136,905	$2,931,081	$2,332,257
End of year	$494,325	$284,020	$3,749,415	$1,067,194	$7,539,180	$11,860,929	$1,497,825	$193,197	$2,896,003	$2,931,081

Unit Transactions:
Beginning of year	22,736	488	107,976	197	934,706	1,431,492	19,393	18,776	223,352	237,152
Purchased	5,754	15,282	226,456	208,379	20,593	174,469	86,656	2,806	573	1,349
Transferred between Sub-Accounts and Fixed
Accumulation Account	5,887	7,357	189,475	32,847	37,282	88,719	19,385	(1,915)	8,624	(783)
Withdrawn, Surrendered and Annuitized	(925)	(391)	(139,538)	(133,447)	(380,785)	(759,974)	(1,431)	(274)	(24,413)	(14,366)
End of year	33,452	22,736	384,369	107,976	611,796	934,706	124,003	19,393	208,136	223,352

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	RE1		RES		RG1		RGS		RI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(710)	$(462)	$(71,053)	$(81,824)	$(377)	$(273)	$(18,606)	$(13,849)	$(11,119)	$(1,093)
Net realized gains (losses)	209	(1,252)	(1,707,794)	(2,324,745)	126	33	(20,207)	(165,856)	9,015	324
Net unrealized gains (losses)	11,467	9,986	3,780,456	5,611,235	4,812	7,137	368,101	734,384	166,153	30,831
Increase (Decrease) in net assets from
operations	$10,966	$8,272	$2,001,609	$3,204,666	$4,561	$6,897	$329,288	$554,679	$164,049	$30,062

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$17,106	$10,636	$9,525	$53,942	$1,139	$2,677	$5,945	$14,708	$790,702	$148,485
Net transfers between Sub-Accounts and
Fixed Account	10,995	39,153	(204,514)	(699,820)	(138)	(173)	64,712	(31,677)	184,225	47,096
Withdrawals, surrenders, annuitizations and
contract charges	(1,990)	(4,238)	(2,334,841)	(1,982,175)	(1)	(3)	(204,067)	(291,322)	(16,746)	(892)
Net accumulation activity	$26,111	$45,551	$(2,529,830)	$(2,628,053)	$1,000	$2,501	$(133,410)	$(308,291)	$958,181	$194,689

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$	$	$	$
Annuity payments and contract charges			(861)	(746)			(941)	(811)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			76	118			72	148
Net annuitization activity	$	$	$(785)	$(628)	$	$	$(869)	$(663)	$	$
Increase (Decrease) in net assets from contract
owner transactions	$26,111	$45,551	$(2,530,615)	$(2,628,681)	$1,000	$2,501	$(134,279)	$(308,954)	$958,181	$194,689

Increase (Decrease) in net assets	$37,077	$53,823	$(529,006)	$575,985	$5,561	$9,398	$195,009	$245,725	$1,122,230	$224,751

Net Assets:
Beginning of year	$63,947	$10,124	$15,908,316	$15,332,331	$34,963	$25,565	$2,610,268	$2,364,543	$255,695	$30,944
End of year	$101,024	$63,947	$15,379,310	$15,908,316	$40,524	$34,963	$2,805,277	$2,610,268	$1,377,925	$255,695

Unit Transactions:
Beginning of year	6,547	1,276	1,200,316	1,429,972	3,456	3,173	215,089	245,892	20,234	3,371
Purchased	1,395	1,406	716	4,712	115	300	478	1,363	60,182	12,897
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,065	4,434	(15,240)	(64,604)	(12)	(17)	5,198	(3,837)	14,081	4,039
Withdrawn, Surrendered and Annuitized	(169)	(569)	(170,082)	(169,764)			(16,312)	(28,329)	(1,255)	(73)
End of year	8,838	6,547	1,015,710	1,200,316	3,559	3,456	204,453	215,089	93,242	20,234

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life

Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	RSS		SG1		SGS		SI1		SIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(10,186)	$(6,567)	$(17,509)	$(2,672)	$(5,457)	$(4,277)	$3,502	$2,107	$42,605	$34,925
Net realized gains (losses)	(5,444)	(64,220)	12,251	748	(5,958)	(25,769)	3,066	136	32,885	25,188
Net unrealized gains (losses)	221,842	323,810	58,325	35,046	32,246	101,339	1,009	7,664	10,856	71,116
Increase (Decrease) in net assets from
operations	$206,212	$253,023	$53,067	$33,122	$20,831	$71,293	$7,577	$9,907	$86,346	$131,229

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,036	$1,368	$170,991	$478,872	$	$10,139	$41	$31,613	$461	$3,512
Net transfers between Sub-Accounts and
Fixed Account	154,350	33,864	257,868	176,706	79,135	79,632	(8,116)	17,621	362,983	530,389
Withdrawals, surrenders, annuitizations and
contract charges	(93,834)	(52,523)	(31,058)	(8,296)	(74,851)	(28,315)	(2,838)	(28)	(207,182)	(151,453)
Net accumulation activity	$62,552	$(17,291)	$397,801	$647,282	$4,284	$61,456	$(10,913)	$49,206	$156,262	$382,448

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$	$	$	$
Annuity payments and contract charges					(2,520)
Net transfers between Sub-Accounts
Adjustments to annuity reserves					1,513
Net annuitization activity	$	$	$	$	$(1,007)	$	$	$	$	$
Increase (Decrease) in net assets from contract
owner transactions	$62,552	$(17,291)	$397,801	$647,282	$3,277	$61,456	$(10,913)	$49,206	$156,262	$382,448

Increase (Decrease) in net assets	$268,764	$235,732	$450,868	$680,404	$24,108	$132,749	$(3,336)	$59,113	$242,608	$513,677

Net Assets:
Beginning of year	$1,024,519	$788,787	$684,286	$3,882	$412,092	$279,343	$137,129	$78,016	$1,278,288	$764,611
End of year	$1,293,283	$1,024,519	$1,135,154	$684,286	$436,200	$412,092	$133,793	$137,129	$1,520,896	$1,278,288

Unit Transactions:
Beginning of year	90,141	91,617	57,155	501	75,193	64,100	11,880	7,443	103,290	68,782
Purchased	176	168	14,246	41,994		1,973	4	2,845	37	312
Transferred between Sub-Accounts and Fixed
Accumulation Account	12,737	3,822	22,361	15,420	4,068	15,160	(667)	1,595	28,298	47,024
Withdrawn, Surrendered and Annuitized	(7,849)	(5,466)	(2,680)	(760)	(13,784)	(6,040)	(243)	(3)	(16,284)	(12,828)
End of year	95,205	90,141	91,082	57,155	65,477	75,193	10,974	11,880	115,341	103,290

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	SVS			MFJ		TRS		MFE		UTS
	Sub-Account			Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended		Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003 (c)		2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(1,639)		$(164)	$9,807	$8,331	$504,657	$904,913	$(233)	$(472)	$50,680	$124,675
Net realized gains (losses)	2,859		2	86,441	(7,309)	(149,058)	(1,953,853)	374	(1,317)	(832,913)	(1,412,159)
Net unrealized gains (losses)	15,671		2,739	1,843,752	263,089	3,790,604	7,586,816	35,667	10,251	2,943,413	3,390,471
Increase (Decrease) in net assets from
operations	$16,891		$2,577	$1,940,000	$264,111	$4,146,203	$6,537,876	$35,808	$8,462	$2,161,180	$2,102,987

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$70,314		$24,061	$21,969,864	$3,082,297	$219,014	$617,614	$34,485	$86,415	$47,027	$122,146
Net transfers between Sub-Accounts and
Fixed Account	27,307		1,339	1,799,736	457,307	883,663	397,093	43,244	2,906	558,896	359,360
Withdrawals, surrenders, annuitizations and
contract charges	(1,649)			(550,255)	(87,668)	(8,308,983)	(7,190,751)	(79)	(4,752)	(1,737,406)	(906,055)
Net accumulation activity	$95,972		$25,400	$23,219,345	$3,451,936	$(7,206,306)	$(6,176,044)	$77,650	$84,569	$(1,131,483)	$(424,549)

Annuitization Activity:
Annuitizations	$	$		$	$	$	$	$	$	$	$
Annuity payments and contract charges						(147,770)	(152,733)			(12,481)	(11,684)
Net transfers between Sub-Accounts
Adjustments to annuity reserves						(43,767)	(29,180)			(2,371)	(2,004)
Net annuitization activity	$	$		$	$	$(191,537)	$(181,913)	$	$	$(14,852)	$(13,688)
Increase (Decrease) in net assets from contract
owner transactions	$95,972		$25,400	$23,219,345	$3,451,936	$(7,397,843)	$(6,357,957)	$77,650	$84,569	$(1,146,335)	$(438,237)

Increase (Decrease) in net assets	$112,863		$27,977	$25,159,345	$3,716,047	$(3,251,640)	$179,919	$113,458	$93,031	$1,014,845	$1,664,750

Net Assets:
Beginning of year	$27,977	$		$4,718,337	$1,002,290	$46,500,860	$46,320,941	$97,904	$4,873	$8,283,068	$6,618,318
End of year	$140,840		$27,977	$29,877,682	$4,718,337	$43,249,220	$46,500,860	$211,362	$97,904	$9,297,913	$8,283,068

Unit Transactions:
Beginning of year	2,637			420,181	106,131	2,392,586	2,734,379	8,106	566	443,600	478,770
Purchased	5,519		2,524	1,997,652	279,629	11,674	37,527	2,447	7,841	2,412	7,581
Transferred between Sub-Accounts and Fixed
Accumulation Account	2,716		113	144,030	43,573	28,038	29,447	3,135	265	25,156	15,712
Withdrawn, Surrendered and Annuitized	(145)			(98,316)	(9,152)	(405,347)	(408,767)	(5)	(566)	(83,022)	(58,463)
End of year	10,727		2,637	2,463,547	420,181	2,026,951	2,392,586	13,683	8,106	388,146	443,600

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	MV1		MVS		OCA			OGG			OMG
	Sub-Account		Sub-Account		Sub-Account			Sub-Account			Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,		December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003 (c)		2004 (g)		2003	2004	2003 (c)
Operations:
Net investment income (loss)	$(6,054)	$(771)	$(5,289)	$13,801	$(16,210)		$(2,372)		$(578)	$	$(40,336)		$(286)
Net realized gains (losses)	4,287	(1,458)	144,438	(249,275)	14,135		989		459		2,219		10
Net unrealized gains (losses)	140,402	81,807	743,814	1,463,991	67,345		42,658		15,725		394,331		4,797
Increase (Decrease) in net assets from
operations	$138,635	$79,578	$882,963	$1,228,517	$65,270		$41,275		$15,606	$	$356,214		$4,521

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$434,309	$229,761	$5,045	$36,312	$365,359		$414,479		$105,199	$	$4,875,048		$57,933
Net transfers between Sub-Accounts and
Fixed Account	189,358	27,043	752,211	272,634	288,897		200,186		9,052		959,955		3,893
Withdrawals, surrenders, annuitizations and
contract charges	(16,641)	(7,938)	(1,083,316)	(647,028)	(30,714)		(7,765)		(4,543)		(80,904)
Net accumulation activity	$607,026	$248,866	$(326,060)	$(338,082)	$623,542		$606,900		$109,708	$	$5,754,099		$61,826

Annuitization Activity:
Annuitizations	$	$	$	$	$	$		$		$	$	$
Annuity payments and contract charges				(35,041)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(289)	(1,460)
Net annuitization activity	$	$	$(289)	$(36,501)	$	$		$		$	$	$
Increase (Decrease) in net assets from contract
owner transactions	$607,026	$248,866	$(326,349)	$(374,583)	$623,542		$606,900		$109,708	$	$5,754,099		$61,826

Increase (Decrease) in net assets	$745,661	$328,444	$556,614	$853,934	$688,812		$648,175		$125,314	$	$6,110,313		$66,347

Net Assets:
Beginning of year	$555,117	$226,673	$6,548,504	$5,694,570	$648,175	$		$		$	$66,347	$
End of year	$1,300,778	$555,117	$7,105,118	$6,548,504	$1,336,987		$648,175		$125,314	$	$6,176,660		$66,347

Unit Transactions:
Beginning of year	49,506	25,856	536,812	573,552	52,771						5,592
Purchased	36,544	21,689	399	3,664	31,926		36,239		9,759		424,616		5,238
Transferred between Sub-Accounts and Fixed
Accumulation Account	15,882	2,889	56,908	21,172	23,451		17,241		845		81,826		354
Withdrawn, Surrendered and Annuitized	(1,410)	(928)	(82,858)	(61,576)	(2,542)		(709)		(372)		(7,505)
End of year	100,522	49,506	511,261	536,812	105,606		52,771		10,232		504,529		5,592

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),

Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts

Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	OMS			PMB		PLD			PRR			PTR
	Sub-Account			Sub-Account		Sub-Account			Sub-Account			Sub-Account
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,		December 31,	December 31,
	2004		2003 (f)	2004 (g)	2003	2004 (g)		2003	2004	2003 (c)		2004	2003 (c)
Operations:
Net investment income (loss)	$(861)		$(39)	336	$		$(12,319)	$	$(3,022)		$(309)	$521		$946
Net realized gains (losses)	759		4	1,341			22,658		27,615		1,544	23,545		4,659
Net unrealized gains (losses)	14,683		862	111			(11,358)		8,706		1,466	12,369		1,523
Increase (Decrease) in net assets from
operations	$14,581		$827	1,788	$		$(1,019)	$	$33,299		$2,701	$36,435		$7,128

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$89,229		$8,520	23,512	$		$6,545,085	$	$466,741		$63,464	$507,924		$574,463
Net transfers between Sub-Accounts and
Fixed Account	4,821		2,474	7,369			1,669,618		405,898		17,669	301,287		183,879
Withdrawals, surrenders, annuitizations and
contract charges	(4,753)		(30)	1			(137,454)		(29,276)		(203)	(50,930)		(8,958)
Net accumulation activity	$89,297		$10,964	30,882	$		$8,077,249	$	$843,363		$80,930	$758,281		$749,384

Annuitization Activity:
Annuitizations	$	$			$	$		$	$	$		$	$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$	$			$	$		$	$	$		$	$
Increase (Decrease) in net assets from contract
owner transactions	$89,297		$10,964	30,882	$		$8,077,249	$	$843,363		$80,930	$758,281		$749,384

Increase (Decrease) in net assets	$103,878		$11,791	32,670	$		$8,076,230	$	$876,662		$83,631	$794,716		$756,512

Net Assets:
Beginning of year	$11,791	$			$	$		$	$83,631	$		$756,512	$
End of year	$115,669		$11,791	32,670	$		$8,076,230	$	$960,293		$83,631	$1,551,228		$756,512

Unit Transactions:
Beginning of year	898								7,757			72,475
Purchased	7,099		702	1,556			655,489		42,971		5,985	48,676		55,851
Transferred between Sub-Accounts and Fixed
Accumulation Account	361		199	460			166,594		38,836		1,790	28,102		17,555
Withdrawn, Surrendered and Annuitized	(296)		(3)				(14,769)		(2,719)		(18)	(4,849)		(931)
End of year	8,062		898	2,016			807,314		86,845		7,757	144,404		72,475

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(f) for the period October 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	IGB			SRE		SC3
	Sub-Account			Sub-Account		Sub-Account
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,
	2004 (g)		2003	2004 (g)	2003	2004	2003 (c)
Operations:
Net investment income (loss)		$100	$	(5,473)	$	(797)		$(1,168)
Net realized gains (losses)		(4)		3,788		44,202		759
Net unrealized gains (losses)		141		128,970		104,828		23,197
Increase (Decrease) in net assets from
operations		$237	$	127,285	$	148,233		$22,788

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received		$5,025	$	764,196	$	97,531		$203,760
Net transfers between Sub-Accounts and
Fixed Account		4,564		5,482		115,263		109,395
Withdrawals, surrenders, annuitizations and
contract charges		(1)		(4,622)		(55,910)		(3,851)
Net accumulation activity		$9,588	$	765,056	$	156,884		$309,304

Annuitization Activity:
Annuitizations	$		$		$		$
Annuity payments and contract charges
Net transfers between Sub-Accounts
Adjustments to annuity reserves
Net annuitization activity	$		$		$		$
Increase (Decrease) in net assets from contract
owner transactions		$9,588	$	765,056	$	156,884		$309,304

Increase (Decrease) in net assets		$9,825	$	892,341	$	305,117		$332,092

Net Assets:
Beginning of year	$		$		$	332,092	$
End of year		$9,825	$	892,341	$	637,209		$332,092

Unit Transactions:
Beginning of year						24,813
Purchased		498		72,008		7,072		16,598
Transferred between Sub-Accounts and Fixed
Accumulation Account		452		441		8,324		8,553
Withdrawn, Surrendered and Annuitized				(493)		(3,897)		(338)
End of year		950		71,956		36,312		24,813

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the ''Variable Account''), a separate account of Sun Life Insurance and Annuity Company of New York, the (''Sponsor'') (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, Regatta Extra (N.Y.) contracts, Regatta Masters Flex (N.Y.) contracts, Regatta Masters Extra (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, and Regatta Masters Choice (N.Y.) contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, and Regatta Extra (N.Y.) contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, and Regatta Masters Choice (N.Y.) contracts, the funds include Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5

Regatta (N.Y.) contracts	1.25%
Regatta Gold (N.Y.) contracts	1.25%
Regatta Extra (N.Y.) contracts	1.30%	1.45%
Regatta Masters Flex (N.Y.) contracts	1.30%	1.50%	1.70%	1.90%
Regatta Masters Extra (N.Y.) contracts	1.40%	1.60%	1.80%	2.00%
Regatta Masters Access (N.Y.) contracts	1.35%	1.55%	1.75%
Regatta Masters Choice (N.Y.) contracts	1.05%	1.25%	1.30%	1.45%	1.65%

Each year on the contract anniversary, an account administration fee (''Account Fee'') of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the Funds' net assets, respectively.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta (N.Y.) and Regatta Gold (N.Y.) contracts; and 8% for Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.) and Regatta Masters Choice (N.Y.).

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2004, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund	$25	$
Templeton Growth Securities Fund Class2
Templeton International Securities Fund	433		1,977
Franklin Small Cap Value Securities Series	35		125
Lord Abbett Series Fund, Inc.
All Value Portfolio
Growth & Income Portfolio	430		1,161
Growth Opportunities	29		105
Mid-Cap Value	57		393
MFS/Sun Life Trust:
Bond S Class	85
Bond Series	1,020		1,174
Capital Appreciation S Class	68
Capital Appreciation Series	11,959		3,733
Capital Opportunities S Class	25
Capital Opportunities Series	2,154		171
Emerging Growth S Class	38
Emerging Growth Series	7,552		4,994
Emerging Markets Equity S Class	7
Emerging Markets Equity Series	339		301
Global Asset Allocation Series
Global Governments S Class	4
Global Governments Series	1,125		742
Global Growth S Class	17
Global Growth Series	3,417		9,601
Global Total Return S Class	39
Global Total Return Series	2,507		383
Government Securities S Class	498		4,363
Government Securities Series	4,735		8,662
High Yield S Class	339		946
High Yield Series	3,940		8,893
International Growth S Class	28
International Growth Series	570		123
International Investors Trust Series	1,047		1,041
International Value S Class	3
Managed Sectors S Class
Managed Sectors Series	4,035		5,101
Massachusetts Investors Growth Stock S Class	176		399
Massachusetts Investors Growth Stock Series	2,849		4,210
Massachusetts Investors Trust S Class	105
Massachusetts Investors Trust Series	15,007		48,605
Mid Cap Growth S Class	247		311
Mid Cap Value S Class	226		383
Money Market S Class	535		2,659
Money Market Series	4,466		27,670

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
New Discovery S Class	$106	$307
New Discovery Series	1,484	2,445
Research S Class	6	159
Research Series	9,339	1,496
Research Growth and Income S Class	3
Research Growth and Income Series	1,088	307
Research International S Class	162	198
Research International Series	382	118
Strategic Growth S Class	372	749
Strategic Growth Series	234	137
Strategic Income S Class	60
Strategic Income Series	486	577
Strategic Value S Class	17
Total Return S Class	1,599	12,424
Total Return Series	16,086	32,594
Utilities S Class	78
Utilities Series	3,239	15,736
Value S Class	203
Value Series	2,169	2,971
Oppenheimer Variable Account Funds
Capital Appreciation Fund	371	744
Global Securities Fund
Main St. Growth & Income Fund	121	2,334
Main St. Small Cap Fund	15
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio
Low Duration Portfolio	81	4,859
Real Return Bond Portfolio	137	185
Total Return Bond Portfolio	461	1,023
Sun Capital Advisors Trust
All Cap S Class
Investment Grade Bond S Class
Real Estate Fund S Class	2	9
Real Estate Fund	390	549

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) contracts with an annuity commencement date prior to January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) and Regatta Extra (N.Y.) contracts with an annuity commencement date on or after January 1, 2000. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the Funds for each Sub-Account for the year ended December 31, 2004:

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund	$83,748	$2,698
Templeton Growth Securities Fund Class 2	21,561	2,565
Templeton International Securities Fund	5,082,659	207,397
Franklin Small Cap Value Securities Fund	197,269	12,203
Lord Abbett Series Fund, Inc.
All Value Portfolio	103,967	436
Growth & Income	5,649,237	256,132
Growth Opportunities	565,547	9,870
Mid-Cap Value	1,336,238	23,577
MFS/Sun Life Series Trust:
Bond S Class	340,343	97,692
Bond Series	626,823	800,680
Capital Appreciation S Class	46,054	68,053
Capital Appreciation Series	507,948	4,550,624
Capital Opportunities S Class	17,582	850
Capital Opportunities Series	120,523	688,375
Emerging Growth S Class	36,183	7,650
Emerging Growth Series	215,658	3,040,384
Emerging Markets Equity S Class	18,149	6,719
Emerging Markets Equity Series	444,865	421,310
Global Asset Allocation S Class
Global Asset Allocation Series
Global Governments S Class	6,795	89
Global Governments Series	323,842	481,989
Global Growth S Class	27,616	1,163
Global Growth Series	561,959	1,467,993
Global Telecommunications S Class
Global Telecommunications Series
Global Total Return S Class	32,956	15,163
Global Total Return Series	456,402	950,385
Government Securities S Class	4,072,460	560,728
Government Securities Series	1,151,985	3,839,831
High Yield S Class	1,111,222	187,289
High Yield Series	1,353,129	2,951,142
International Growth S Class	23,598	31,256
International Growth Series	148,494	129,185
International Investors Trust S Class	28,424	8,653
International Investors Trust Series	290,191	478,444
International Value S Class
Managed Sectors S Class	10,649	18,701
Managed Sectors Series	314,494	1,525,738
Massachusetts Investors Growth Stock S Class	397,861	56,515
Massachusetts Investors Growth Stock Series	441,808	1,220,848
Massachusetts Investors Trust S Class	166,192	85,776
Massachusetts Investors Trust Series	736,033	8,101,714
Mid Cap Growth S Class	225,973	69,981
Mid Cap Value S Class	219,126	82,381

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

MFS/Sun Life Series Trust - continued:	Purchases	Sales
Money Market S Class	$4,826,430	$2,144,209
Money Market Series	4,612,210	8,919,592
New Discovery S Class	1,211,155	30,962
New Discovery Series	511,167	722,709
Research S Class	28,715	3,314
Research Series	408,832	3,010,575
Research Growth and Income S Class	1,308	685
Research Growth and Income Series	110,278	263,235
Research International S Class	1,007,162	60,099
Research International Series	161,096	108,730
Strategic Growth S Class	541,929	161,639
Strategic Growth Series	117,038	120,730
Strategic Income S Class	18,221	25,632
Strategic Income Series	614,728	415,860
Strategic Value S Class	100,740	3,830
Technology S Class
Technology Series
Total Return S Class	24,707,759	1,478,606
Total Return Series	2,764,737	9,614,155
Utilities S Class	79,838	2,420
Utilities Series	1,194,764	2,288,049
Value S Class	642,001	41,029
Value Series	954,514	1,285,864
Oppenheimer Variable Account Funds
Capital Appreciation Fund	747,161	139,827
Global Securities Fund	115,408	6,277
Main St. Growth & Income Fund	5,836,516	122,753
Main St. Small Cap Fund	94,490	6,053
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	33,320	761
Low Duration Portfolio	8,469,911	382,010
Real Return Bond Portfolio	901,326	35,274
Total Return Bond Portfolio	949,680	169,282
Sun Capital Advisors Trust
Investment Grade Bond S Class	9,746	58
Real Estate Fund S Class	818,691	59,108
Real Estate Fund	334,774	158,506

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
FMS
	December 31, 2004	10,733	$ 12.0029	to	$ 13.6772	$140,328	0.78%	1.35	% to	2.10%	10.26%	to	30.12%
	December 31, 2003 (c)	3,938	11.7224	to	12.3538	48,049		1.65	to	2.10	17.22	to	23.54
FTG
	December 31, 2004 (g)	1,307	15.6261	to	15.6980	20,450	0.47	1.65	to	1.85	56.26	to	56.98
FTI
	December 31, 2004	427,612	12.5328	to	15.1080	6,081,325	0.84	1.35	to	2.30	15.80	to	46.76
	December 31, 2003 (e)	41,808	10.7884	to	12.9673	535,856	0.10	1.35	to	2.30	7.88	to	29.67
FVS
	December 31, 2004	15,053	13.4815	to	16.3410	233,988	0.17	1.35	to	2.10	21.14	to	52.64
	December 31, 2003 (c)	1,159	12.5895	to	13.4342	15,062	0.15	1.65	to	2.10	25.89	to	34.34
LAV
	December 31, 2004 (g)	9,342	11.7915	to	11.8363	110,302	1.13	1.55	to	1.90	17.92	to	18.36
LA1
	December 31, 2004	512,793	12.0678	to	14.3137	6,850,031	1.58	1.35	to	2.30	10.06	to	31.43
	December 31, 2003 (c)	74,789	10.9299	to	12.9263	940,155	2.54	1.65	to	2.30	9.30	to	29.26
LA9
	December 31, 2004 (g)	55,012	11.0919	to	11.2069	613,360		1.35	to	2.30	10.92	to	12.07
LA2
	December 31, 2004	101,211	13.3052	to	15.2966	1,468,192	0.66	1.35	to	2.30	21.68	to	51.60
	December 31, 2003 (e)	581	12.1352	to	12.5454	7,199	1.43	1.70	to	1.90	21.35	to	25.45
MF7
	December 31, 2004	46,528	10.5273	to	12.0256	537,499	5.96	1.35	to	2.10	3.68	to	6.12
	December 31, 2003	27,268	10.1485	to	11.5220	303,064	3.43	1.45	to	2.10	1.48	to	14.38
	December 31, 2002 (a)	11,203	10.6700	to	10.6840	119,572		1.45	to	1.60	6.70	to	6.84
BDS
	December 31, 2004	187,739	13.9100			2,610,710	6.30	1.35	to	2.10	4.78
	December 31, 2003	214,107	13.2754			2,841,670	4.84	1.40			8.21
	December 31, 2002	189,891	12.2687			2,346,071	3.47	1.40			8.08
	December 31, 2001	104,737	11.3517			1,188,892	2.59	1.30	to	1.45	6.30
MFD
	December 31, 2004	17,339	10.3757	to	13.0524	181,148		1.45	to	1.90	8.67	to	9.17
	December 31, 2003	19,323	9.5185	to	11.9862	185,103		1.45	to	1.90	12.92	to	26.49
	December 31, 2002 (a)	6,547	7.5366	to	7.5465	49,368		1.45	to	1.60	(24.63)	to	(24.53)
CAS
	December 31, 2004	1,218,785	13.4868	to	20.2878	19,138,943	0.06	1.60	to	1.95	9.48
	December 31, 2003	2,308,546	12.3185	to	18.5303	21,200,026		1.40			26.93
	December 31, 2002	1,718,560	9.7046	to	14.5983	19,590,383	0.18	1.40			(33.32)
	December 31, 2001	2,149,799	14.5540	to	21.8936	37,055,148	0.36	1.25	to	1.45	(26.35)
CO1
	December 31, 2004	6,354	10.5595	to	12.8882	69,158	0.29	1.45	to	1.85	10.72	to	28.88
	December 31, 2003	4,850	9.5373	to	9.5644	46,280	0.14	1.45	to	1.60	25.96	to	26.15
	December 31, 2002 (a)	5,419	7.5719	to	7.5819	41,040	0.05	1.45	to	1.60	(24.28)	to	(24.18)
COS
	December 31, 2004	254,152	13.2677			3,371,736	0.49	1.40			11.24
	December 31, 2003	298,753	11.9276			3,563,173	0.35	1.40					26.53
	December 31, 2002	349,823	9.4264			3,297,434	0.09	1.40			(31.36)
	December 31, 2001	506,229	13.7322			6,950,523		1.30	to	1.45	(26.00)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(e) for the period September 1, 2003 (commencement of operations) through December 31, 2003.

(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFF
	December 31, 2004	10,936	$ 10.5705	to	$ 13.6659	$124,762%		1.45	% to	1.90%	10.87%	to	36.05%
	December 31, 2003	8,001	9.5100	to	12.3073	82,229		1.45	to	1.85	16.18	to	46.08
	December 31, 2002 (a)	3,308	7.3697	to	7.3794	24,395		1.45	to	1.60	(26.30)	to	(26.21)
EGS
	December 31, 2004	773,079	14.0503			10,926,938		1.40			11.67
	December 31, 2003	978,305	12.5815			12,374,317		1.40			29.68
	December 31, 2002	1,179,567	9.7019			11,550,959		1.40			(35.09)
	December 31, 2001	1,536,602	14.9457			23,049,534		1.30	to	1.45	(35.49)
EM1
	December 31, 2004	5,451	16.9889	to	17.0632	92,805	0.91	1.45	to	1.60	24.85	to	25.04
	December 31, 2003	4,623	13.6074	to	13.6461	62,962	0.47	1.45	to	1.60	49.70	to	49.92
	December 31, 2002 (a)	3,271	9.0901	to	9.1020	29,730		1.45	to	1.60	(9.10)	to	(8.98)
FCE
	December 31, 2004	53,476	12.2981			691,507	1.01	1.40			25.42
	December 31, 2003	55,648	9.8055			545,836	0.44	1.40			50.50
	December 31, 2002	42,762	6.5154			278,736	0.99	1.40			(3.29)
	December 31, 2001	30,074	6.7371			202,679		1.30	to	1.45	(2.41)
GAA
	December 31, 2004 (#)
	December 31, 2003						3.73				10.79
	December 31, 2002	178,055	11.3568			2,025,385	3.34	1.40			(8.20)
	December 31, 2001	218,881	12.3712			2,711,576	4.89	1.30	to	1.45	(10.18)
GG1
	December 31, 2004	770	14.6689			11,287	9.70	1.60			8.04
	December 31, 2003 (c)	329	13.5776			4,462		1.60			35.78
GGS
	December 31, 2004	100,431	15.1418	to	18.4956	1,721,361	12.70	1.40			8.54
	December 31, 2003	228,740	13.9510	to	17.0411	1,950,149	5.23	1.40			14.00
	December 31, 2002	155,972	12.2376	to	14.9481	2,121,418		1.40			18.96
	December 31, 2001	194,789	10.2875	to	12.5661	2,293,608		1.25	to	1.45	(3.50)
GG2
	December 31, 2004	3,372	12.7739	to	14.8498	44,815	0.31	1.45	to	1.85	13.44	to	40.77
	December 31, 2003	1,142	11.2486	to	13.0899	13,101	0.30	1.60	to	1.70	24.40	to	32.97
	December 31, 2002 (a)	1,059	8.4597			8,956		1.60			(15.40)
GGR
	December 31, 2004	374,143	18.1476	to	21.3097	7,278,975	0.48	1.40			14.01
	December 31, 2003	424,744	15.9174	to	18.6909	7,217,536	0.49	1.40			33.57
	December 31, 2002	506,440	11.9165	to	13.9928	6,488,943	0.29	1.40			(20.48)
	December 31, 2001	701,394	14.9862	to	17.5974	11,227,056	0.70	1.30	to	1.45	(20.80)
GT2
	December 31, 2004	20,779	14.0056	to	14.0668	292,001	2.38	1.45	to	1.60	15.00	to	15.18
	December 31, 2003	19,492	12.1786	to	12.2132	237,958	2.28	1.45	to	1.60	20.42	to	20.76
	December 31, 2002 (a)	15,432	10.1138			156,077		1.45			1.14
GTR
	December 31, 2004	275,475	19.2709			5,433,092	2.58	1.40			15.50
	December 31, 2003	311,789	16.6854			5,234,115	2.21	1.40			21.28
	December 31, 2002	222,222	13.7581			3,085,612	1.99	1.40			(0.79)
	December 31, 2001	284,489	13.8673			3,983,458	4.12	1.30	to	1.45	(7.49)
MFK
	December 31, 2004	551,828	9.9670	to	10.8936	5,688,851	4.60	1.35	to	2.30	(0.25)	to	2.90
	December 31, 2003	216,545	9.8525	to	10.6753	2,212,594	1.78	1.45	to	2.30	(1.48)	to	2.40
	December 31, 2002 (a)	31,653	10.6196	to	10.6336	336,275	2.07	1.45	to	1.60	6.20	to	6.34

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(#) fund closed in prior year.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GSS
	December 31, 2004	593,930	$ 14.8808	to	$ 16.9051	$9,252,213	5.79%		1.40%			2.32%
	December 31, 2003	1,289,650	14.5427	to	16.5211	12,166,611	4.55		1.40			0.74
	December 31, 2002	1,064,704	14.4361	to	16.3999	16,023,249	4.33		1.40			8.29
	December 31, 2001	826,525	13.3313	to	15.1449	11,688,461	5.48	1.25	to	1.45		5.96
MFC
	December 31, 2004	115,049	11.1322	to	13.5996	1,435,092	6.12	1.35	to	2.30	6.85	to	12.13
	December 31, 2003	39,343	10.3852	to	12.6501	466,350	3.45	1.45	to	2.30	3.85	to	26.50
	December 31, 2002 (a)	4,918	10.1246	to	10.1379	49,809	15.55	1.45	to	1.60	1.25	to	1.38
HYS
	December 31, 2004	587,434	14.9426	to	18.8988	9,104,555	8.07		1.40			8.03
	December 31, 2003	930,566	13.8321	to	17.4943	10,639,033	9.07		1.40			19.76
	December 31, 2002	800,400	11.5494	to	14.6072	9,711,508	10.18		1.40			1.28
	December 31, 2001	984,957	11.4032	to	14.4223	11,839,253	9.68	1.25	to	1.45		0.34
IG1
	December 31, 2004	3,964	14.5186	to	14.5820	57,748	0.37	1.45	to	1.60	16.68	to	16.86
	December 31, 2003	4,503	12.4432	to	12.4785	56,145	0.64	1.45	to	1.60	36.14	to	36.35
	December 31, 2002 (a)	2,033	9.1398	to	9.1518	18,596		1.45	to	1.60	(8.60)	to	(8.48)
FCG
	December 31, 2004	125,684		13.1987		1,731,653	0.57		1.40			17.29
	December 31, 2003	127,529		11.2527		1,443,243	0.74		1.40			36.75
	December 31, 2002	149,436		8.2285		1,236,050	0.53		1.40			(13.10)
	December 31, 2001	142,195		9.4694		1,353,948	0.70	1.30	to	1.45		(17.06)
MI1
	December 31, 2004	7,212		15.9177		114,798	0.68		1.60			25.69
	December 31, 2003	5,663		12.6638		71,708	0.78		1.60			31.07
	December 31, 2002	5,003		9.6620		48,342			1.60			(3.88)
MII
	December 31, 2004	145,667		18.6144		2,773,078	0.78		1.40			26.25
	December 31, 2003	158,835		14.7437		2,368,837	1.08		1.40			31.78
	December 31, 2002 (a)	193,097		11.1880		2,185,230	0.82		1.40			(7.24)
	December 31, 2001	212,897		12.0613		2,597,478	0.31	1.30	to	1.45		(15.77)
MS1
	December 31, 2004	2,429		10.2696		24,966			1.60			4.74
	December 31, 2003	3,173		9.8052		31,123			1.60			22.91
	December 31, 2002 (a)	3,173		7.9776		25,313			1.60			(20.22)
	December 31, 2001	78,580	9.6140	to	9.6377	756,187		1.15	to	1.85	(3.86)	to	(3.62)
MSS
	December 31, 2004	354,963	13.4264	to	18.7774	5,389,428	0.04		1.40			5.21
	December 31, 2003	659,176	12.7610	to	17.8468	6,263,547			1.40			23.56
	December 31, 2002	518,515	10.3281	to	14.4442	6,079,132			1.40			(27.01)
	December 31, 2001	675,147	14.1506	to	19.7902	10,845,725		1.25	to	1.45		(36.41)
M1B
	December 31, 2004	65,643	10.0311	to	12.1028	741,052		1.35	to	2.10	7.05	to	19.32
	December 31, 2003	34,831	9.3224	to	11.2591	344,319		1.45	to	2.10	11.02	to	21.07
	December 31, 2002 (a)	17,191	7.7120	to	7.7222	132,655	0.12	1.45	to	1.60	(22.78)	to	(22.77)
MIS
	December 31, 2004	674,360		8.0426		5,496,754	0.07		1.60			8.09
	December 31, 2003	768,535		7.4405		5,795,930			1.40			21.68
	December 31, 2002	810,817		6.1146		5,047,465	0.15		1.40			(29.05)
	December 31, 2001	882,693		8.6184		7,712,417	0.11	1.30	to	1.45		(25.94)
MFL
	December 31, 2004	31,545	10.7944	to	12.6977	358,773	0.75	1.35	to	1.90	9.61	to	25.27
	December 31, 2003	24,551	9.8178	to	11.5607	245,283	0.91	1.45	to	1.90	13.94	to	20.68
	December 31, 2002 (a)	11,990	8.1481	to	8.1588	97,728		1.45	to	1.60	(18.52)	to	(18.41)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MIT
	December 31, 2004	1,820,277	$ 16.0844	to	$ 23.7734	$31,632,895	1.06%		1.40%			10.44%
	December 31, 2003	2,266,305	14.5644	to	21.5267	35,815,638	1.15		1.40			21.14
	December 31, 2002	2,710,773	12.0229	to	17.7703	35,510,594	1.04		1.40			(22.32)
	December 31, 2001	3,411,049	15.4765	to	22.8749	57,479,906	0.81	1.25	to	1.45		(16.90)
MC1
	December 31, 2004	35,363	9.4823	to	15.0330	470,521		1.35	to	2.30	11.65	to	18.58
	December 31, 2003	22,053	8.4323	to	13.3820	261,590		1.45	to	2.30	5.11	to	35.34
	December 31, 2002 (a)	4,031	6.2399	to	6.2481	25,158		1.45	to	1.60	(37.60)	to	(37.52)
MCV
	December 31, 2004	33,452	12.1975	to	15.6236	494,325		1.35	to	2.30	18.94	to	32.07
	December 31, 2003	22,736	10.1817	to	13.0549	284,020	0.01	1.45	to	2.30	2.08	to	30.55
	December 31, 2002 (b)	488		7.8444		3,829			1.60			(21.56)
MM1
	December 31, 2004	384,369	9.6501	to	9.9033	3,749,415		1.35	to	2.30	(1.75)	to	(0.97)
	December 31, 2003	107,975	9.8014	to	9.9746	1,067,194	0.28	1.60	to	2.30	(1.99)	to	(0.25)
	December 31, 2002 (a)	197		9.9468		1,961	1.33		1.60			(0.53)
MMS
	December 31, 2004	611,796	11.8175	to	12.9676	7,539,180	0.79		1.40			(0.57)
	December 31, 2003	1,206,753	11.8852	to	13.0420	11,860,929	0.65		1.40			(0.76)
	December 31, 2002	1,431,492	11.9762	to	13.1419	18,161,198	1.24		1.40			(0.12)
	December 31, 2001	1,324,378	11.9911	to	13.1582	16,876,261	3.55	1.25	to	1.45		2.34
M1A
	December 31, 2004	124,003	10.2130	to	13.5348	1,497,825		1.35	to	2.30	5.17	to	34.14
	December 31, 2003	19,393	9.6809	to	12.8427	193,197		1.45	to	1.90	23.66	to	33.06
	December 31, 2002 (a)	18,776	7.2869	to	7.2965	136,905		1.45	to	1.60	(27.13)	to	(27.04)
NWD
	December 31, 2004	208,136		13.7565		2,896,003			1.40			6.00
	December 31, 2003	223,353		12.9781		2,931,081			1.40			33.42
	December 31, 2002	237,152		9.7270		2,332,257			1.40			(34.38)
	December 31, 2001	254,495		14.8233		3,808,507		1.30	to	1.45		(6.43)
RE1
	December 31, 2004	8,838	11.0982	to	13.3891	101,024		1.45	to	1.90	13.69	to	33.89
	December 31, 2003	6,547	9.7622	to	9.7880	63,947	0.33	1.45	to	1.60	(2.10)	to	23.01
	December 31, 2002 (a)	1,276		7.9359		10,124	1.36		1.60			(20.64)
RES
	December 31, 2004	1,015,710		15.1201		15,379,310	0.93		1.40			14.23
	December 31, 2003	1,200,316		13.2370		15,908,316	0.85		1.40			23.59
	December 31, 2002	1,429,972		10.7105		15,332,331	0.42		1.40			(26.18)
	December 31, 2001	1,906,941		14.5082		27,680,663	0.03	1.30	to	1.45		(22.48)
RG1
	December 31, 2004	3,559	11.3565	to	11.4062	40,524	0.47	1.45	to	1.60	12.46	to	12.63
	December 31, 2003	3,456	10.0987	to	10.1274	34,963	0.58	1.45	to	1.60	25.46	to	25.65
	December 31, 2002 (a)	3,173	8.0495	to	8.0601	25,565		1.45	to	1.60	(19.50)	to	(19.40)
RGS
	December 31, 2004	204,453		13.6039		2,805,277	0.67		1.40			13.04
	December 31, 2003	215,089		12.0342		2,610,268	0.81		1.40			26.10
	December 31, 2002	245,892		9.5433		2,364,543	0.69		1.40			(22.49)
	December 31, 2001	266,116		12.3124		3,299,105	0.45	1.30	to	1.45		(12.13)
RI1
	December 31, 2004	93,242	13.0284	to	15.5751	1,377,925	0.32	1.35	to	2.25	18.41	to	49.81
	December 31, 2003	20,234	12.0499	to	13.0994	255,695	0.21	1.45	to	2.10	26.13	to	31.47
	December 31, 2002 (a)	3,371	9.1793	to	9.1914	30,944			1.40		(8.21)	to	(8.09)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(b) for the period May 1, 2002 (commencement of operations) through August 2, 2002.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RSS
	December 31, 2004	95,205		$ 13.5781		$1,293,283	0.48%		1.40%			19.52%
	December 31, 2003	90,142		11.3603		1,024,519	0.63		1.40			32.01
	December 31, 2002	91,617		8.6056		788,787	0.25		1.40			(12.70)
	December 31, 2001	85,319		9.8579		841,013	0.81	1.30	to	1.45		(18.90)
SG1
	December 31, 2004	91,082	10.1483	to	12.8576	1,135,154		1.35	to	2.30	1.93	to	11.44
	December 31, 2003	57,154	9.6768	to	12.2726	684,286		1.60	to	2.30	5.92	to	25.02
	December 31, 2002 (a)	501		7.7404		3,882			1.60			(22.60)
SGS
	December 31, 2004	65,477		5.7697		436,200			1.40			5.35
	December 31, 2003	75,194		5.4770		412,092			1.40			25.77
	December 31, 2002	64,100		4.3547		279,343			1.40			(31.07)
	December 31, 2001	91,155		6.3172		575,848		1.30	to	1.45		(25.68)
SI1
	December 31, 2004	10,974	11.0007	to	12.3579	133,793	4.34	1.45	to	2.10	5.56	to	6.26
	December 31, 2003	11,880	10.4214	to	11.6298	137,129	3.74	1.45	to	2.10	4.21	to	15.24
	December 31, 2002 (a)	7,443	10.4780	to	10.4918	78,016		1.45	to	1.60	4.78	to	4.92
SIS
	December 31, 2004	115,341		13.1860		1,520,896	4.65		1.40			6.55
	December 31, 2003	103,290		12.3757		1,278,288	4.36		1.40			11.33
	December 31, 2002	68,782		11.1163		764,611	4.41		1.40			6.00
	December 31, 2001	48,448		10.4868		508,084	3.11	1.30	to	1.45		1.92
SVS
	December 31, 2004	10,727	11.3182	to	14.7416	140,840	0.26	1.45	to	1.90	13.18	to	16.06
	December 31, 2003 (c)	2,637	9.7920	to	12.7343	27,977		1.45	to	1.90	(2.08)	to	27.34
MFJ
	December 31, 2004	2,463,547	11.4940	to	12.7465	29,877,682	1.94	1.35	to	2.30	8.80	to	19.80
	December 31, 2003	420,181	10.5516	to	11.6673	4,718,337	1.98	1.35	to	2.30	5.52	to	16.67
	December 31, 2002 (a)	106,131	9.4345	to	9.4469	1,002,290	0.69	1.45	to	1.60	(5.66)	to	(5.53)
TRS
	December 31, 2004	2,026,951	19.5035	to	25.8684	43,249,220	2.55		1.40			9.93
	December 31, 2003	3,136,523	17.7421	to	23.5321	46,500,860	3.43		1.40			15.53
	December 31, 2002	2,734,379	15.3567	to	20.3682	46,320,941	3.17		1.40			(7.02)
	December 31, 2001	2,874,669	16.5156	to	21.9054	53,044,006	3.48	1.25	to	1.45		(0.88)
MFE
	December 31, 2004	13,683	14.7396	to	18.6691	211,362	1.61	1.60	to	1.90	47.40	to	85.86
	December 31, 2003	8,106	12.0079	to	14.6081	97,904		1.65	to	1.90	(2.37)	to	46.08
	December 31, 2002 (a)	566		8.6075		4,873	8.53		1.60			(13.92)
UTS
	December 31, 2004	388,146	22.4641	to	30.1230	9,297,913	1.99		1.40			28.57
	December 31, 2003	443,600	17.4725	to	23.4295	8,283,068	3.17		1.40			34.38
	December 31, 2002	478,770	13.0025	to	17.4356	6,618,318	3.82		1.40			(24.90)
	December 31, 2001	746,582	17.3147	to	23.2179	13,581,401	3.86	1.25	to	1.45		(25.36)
MV1
	December 31, 2004	100,522	12.2231	to	13.7009	1,300,778	1.11	1.35	to	2.10	12.76	to	35.00
	December 31, 2003	49,505	10.7850	to	12.1013	555,117	1.31	1.45	to	2.10	19.27	to	23.27
	December 31, 2002 (a)	25,856	8.7622	to	8.7737	226,673	0.64	1.45	to	1.60	(12.38)	to	(12.26)
MVS
	December 31, 2004	511,261		13.8973		7,105,118	1.31		1.40			13.92
	December 31, 2003	536,813		12.1988		6,548,504	1.63		1.40			23.59
	December 31, 2002	573,552		9.8707		5,694,570	0.77		1.40			(14.77)
	December 31, 2001	382,352		11.5813		4,428,169	0.44	1.30	to	1.45		(8.77)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.),
Regatta Masters Access (N.Y.), and Regatta Masters Choice (N.Y.) Sub-Accounts
Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
OCA
	December 31, 2004	105,606	$ 11.2637	to	$ 13.1557	$1,336,987	0.19%	1.35	% to	2.30%	4.16%	to	12.91%
	December 31, 2003 (c)	52,771	10.7535	to	12.5533	648,175		1.35	to	2.30	7.53	to	25.53
OGG
	December 31, 2004 (g)	10,232	12.2305	to	12.3035	125,314	0.50	1.35	to	1.90	22.31	to	23.04
OMG
	December 31, 2004	504,529	11.4234	to	12.7551	6,176,660	0.13	1.35	to	2.30	7.07	to	26.41
	December 31, 2003 (c)	5,592	11.7085	to	11.8889	66,347		1.65	to	1.90	17.08	to	18.89
OMS
	December 31, 2004	8,062	12.6034	to	16.2753	115,669		1.35	to	2.10	16.67	to	62.75
	December 31, 2003 (f)	898	13.1022	to	13.1405	11,791		1.65	to	2.10	31.02	to	31.41
PMB
	December 31, 2004 (g)	2,016	15.9144	to	16.6352	32,670	3.71	1.55	to	1.90	59.14	to	66.35
PLD
	December 31, 2004 (g)	807,314	9.9532	to	10.0564	8,076,230	1.35	1.35	to	2.30	(0.47)	to	0.56
PRR
	December 31, 2004	86,845	10.7964	to	11.9780	960,293		1.35	to	2.05	6.84	to	9.37
	December 31, 2003 (c)	7,757	10.0967	to	11.1879	83,631	0.70	1.35	to	1.90	0.97	to	11.88
PTR
	December 31, 2004	144,404	10.2161	to	11.0931	1,551,228	1.91	1.35	to	2.30	2.47	to	4.48
	December 31, 2003 (c)	72,474	9.9695	to	10.7591	756,512	2.29	1.65	to	2.30	(0.30)	to	7.59
IGB
	December 31, 2004 (g)	950	10.3370	to	10.3514	9,825	3.80	1.55	to	1.70	3.37	to	3.51
SRE
	December 31, 2004 (g)	71,956	12.3482	to	12.4577	892,341		1.35	to	2.30	23.48	to	24.58
SC3
	December 31, 2004	36,312	14.2570	to	18.5935	637,209	1.72	1.35	to	2.30	30.25	to	31.52
	December 31, 2003 (c)	24,813	10.8848	to	14.1883	332,092		1.35	to	2.30	8.85	to	41.88

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(f) for the period October 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31

	2004 - As Restated (1)	2003 - As Restated (1)	2002
Revenues

Premiums and annuity considerations	$35,006	$28,457	$20,285
Net investment income	93,870	85,302	74,847
Net realized investment gains (losses)	9,301	10,647	(7,265)
Fee and other income	13,562	13,988	11,686

Total revenues	151,739	138,394	99,553

Benefits and Expenses

Policyowner benefits	26,622	26,651	16,428
Interest credited	78,220	78,432	62,830
Other operating expenses	19,305	16,118	16,979
Amortization of deferred policy acquisition costs	5,763	7,390	8,157

Total benefits and expenses	129,910	128,591	104,394

Income (loss) before income tax expense (benefit) and cumulative effect of change in accounting principle	21,829	9,803	(4,841)

Income tax expense (benefit)
Federal	7,229	3,149	(1,710)
State	82	-	-
Income tax expense (benefit)	7,311	3,149	(1,710)

Income (loss) before cumulative effect of change in accounting principle, net of tax	14,518	6,654	(3,131)

Cumulative effect of change in accounting principle, net of tax benefit of $471	(874)	-	-

Net income (loss)	$13,644	$6,654	$(3,131)

(1) See Note 18.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

BALANCE SHEETS

(in thousands, except share data)
	December 31, 2004 - As Restated (1)	December 31, 2003 - As Restated (1)
ASSETS

Investments:
Fixed maturity securities available-for-sale at fair value (amortized cost of $1,810,764 and $1,747,123 in 2004 and 2003, respectively)	$1,846,019	$1,796,351
Mortgage loans	136,561	107,996
Policy loans	153	274
Cash and cash equivalents	43,262	64,336

Total investments	2,025,995	1,968,957

Accrued investment income	19,244	20,070
Deferred policy acquisition costs	66,690	59,607
Goodwill	37,788	37,788
Receivable for investments sold	5,383	33,640
Reinsurance receivable	6,381	9,146
Other assets	3,637	6,558
Separate account assets	647,184	580,203

Total assets	$2,812,302	$2,715,969

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,774,281	$1,719,446
Future contract and policy benefits	49,813	48,760
Deferred federal income taxes	4,949	3,843
Payable for investments purchased	25,918	58,682
Other liabilities and accrued expenses	8,624	6,883
Separate account liabilities	647,184	580,203

Total liabilities	2,510,769	2,417,817

Commitments and contingencies - Note 17

STOCKHOLDER'S EQUITY

Common stock, $350 par value - 6,001 shares authorized;
6,001 shares issued and outstanding	2,100	2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive income	14,483	24,746
Retained earnings	44,987	31,343

Total stockholder's equity	301,533	298,152

Total liabilities and stockholder's equity	$2,812,302	$2,715,969

(1) See Note 18.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31
	2004 - As Restated (1)	2003 - As Restated (1)	2002

Net income (loss)	$13,644	$6,654	$(3,131)
Other comprehensive income
Net unrealized holding gains on available-for-sale
securities, net of tax and policyholder amounts	1,383	13,621	25,664
Reclassification adjustments of realized investment (gains)
losses into net income, net of tax	(11,646)	(14,191)	1,853
Other comprehensive (loss) income	(10,263)	(570)	27,517

Comprehensive income	$3,381	$6,084	$24,386

(1) See Note 18.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2001	$2,100	$194,963	$(2,201)	$27,820	$222,682

Net loss				(3,131)	(3,131)
Other comprehensive income			27,517		27,517
Capital contribution		45,000			45,000

Balance at December 31, 2002	2,100	239,963	25,316	24,689	292,068

Net income - As Restated (1)				6,654	6,654
Other comprehensive loss			(570)		(570)

Balance at December 31, 2003 - As Restated (1)	2,100	239,963	24,746	31,343	298,152

Net income - As Restated (1)				13,644	13,644
Other comprehensive loss			(10,263)		(10,263)

Balance at December 31, 2004 - As Restated (1)	$2,100	$239,963	$14,483	$44,987	$301,533

(1) See Note 18.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31
	2004 - As Restated (1)	2003 - As Restated (1)	2002
Cash Flows From Operating Activities
Net income (loss)	$13,644	$6,654	$(3,131)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Amortization of discount and premiums	11,239	13,252	11,281
Amortization of deferred policy acquisition costs	5,763	7,390	8,157
Net realized (gains) losses on investments	(9,301)	(10,647)	7,265
Interest credited to contractholder deposit funds	78,220	78,432	62,830
Deferred federal income taxes	7,185	4,971	(1,984)
Cumulative effect of change in accounting principle, net
of tax	874	-	-
Changes in assets and liabilities:
Deferred acquisition costs	(15,086)	(28,231)	(31,994)
Accrued investment income	826	(2,720)	(5,087)
Other, net	6,549	(34,752)	17,530
Future contract and policy benefits	132	8,250	591

Net cash provided by operating activities	100,045	42,599	65,458

Cash Flows From Investing Activities
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,531,260	905,423	995,278
Equity securities	766	-	-
Mortgage loans	19,960	4,285	6,103
Purchases of:
Available-for-sale fixed maturities	(1,596,830)	(1,158,294)	(1,466,958)
Equity securities	(623)	-	-
Mortgage loans	(48,624)	(61,360)	(32,770)
Net change in payable/receivable of investments purchased
and sold	(4,507)	(47,170)	73,474
Net change in policy loans	121	(4)	143
Net change in short-term investments	-	6,390	11,367

Net cash used in investing activities	(98,477)	(350,730)	(413,363)

(1) See Note 18.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS (Continued)

(in thousands)

For the years ended December 31
	2004 - As Restated (1)	2003 - As Restated (1)	2002

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$147,241	$363,764	$572,888
Withdrawals from contractholder deposit funds	(171,504)	(152,886)	(171,608)
Capital contributions	-	-	45,000
Other, net	1,621	(10,375)	10,877

Net cash (used in) provided by financing activities	(22,642)	200,503	457,157

(Decrease) increase in cash and cash equivalents	(21,074)	(107,628)	109,252

Cash and cash equivalents, beginning of year	64,336	171,964	62,712

Cash and cash equivalents, end of year	$43,262	$64,336	$171,964

Supplemental Information
Income taxes (refunded) paid	$(525)	$(2,889)	$3,292

Supplemental schedule of noncash activities:

Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor") and Keyport Benefit Life Insurance Company ("KBL") were merged on December 31, 2002, with Sun NY Predecessor as the surviving company ("the Company"). As part of the merger, the Company issued 4,001 additional shares of common stock in exchange for all the assets and liabilities of KBL. Total book value of assets acquired and liabilities assumed by the Company were $1,869.3 million and $1,652.8 million, respectively, at December 31, 2002.

(1) See Note 18.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

On December 31, 2002, Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor"), which was a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S."), and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport"), an affiliate, merged, with Sun NY Predecessor as the surviving company ("the Company"), and the Company issued 4,001 additional shares of common stock to Keyport in exchange for the assets and liabilities of KBL. As a result of the additional common stock issuance, the Company became a subsidiary of both Keyport and Sun Life U.S., with Keyport owning 67% of the common stock of the Company. The merger had no effect on the existing rights and benefits of policyholders or contract holders of either company.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

On December 31, 2003, Keyport was merged with and into Sun Life U.S. with Sun Life U.S as the surviving company. Consequently, the Company is now a wholly-owned subsidiary of Sun Life U.S.

The Company is engaged in the sale of fixed and variable annuity contracts, group life, variable universal life, group stop-loss and group disability insurance contracts. These contracts are sold by insurance agents, some of whom are registered representatives of national and regional stock brokerage firms, and brokers. The Company is licensed and authorized to write all the business that was previously written by KBL and Sun NY Predecessor.

The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2004, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company is now an indirect subsidiary of Sun Life Financial Corp., and continues to be an indirect subsidiary of SLF.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), the liabilities for future policyholder benefits and other-than-temporary impairments of investment.

Financial Instruments

In the normal course of business, the Company may enter into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments, and short term bank participations. All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Investments

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as either held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported as a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities, repayment and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are classified as available-for-sale. All security transactions are recorded on a trade-date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance. The loans are collateralized by the respective insurance policy and do not exceed the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans are included in net realized investment gains and losses.

Income on investments is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively by a cumulative charge or credit to current operations when the Company revises the actual profits and its estimate of future gross profits to be realized from investment-type contracts, including realized and unrealized gains and losses from investments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs (continued)

Although realization of deferred policy acquisition cost ("DAC") is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

Policy liabilities and accruals

Future contract and policy benefits are liabilities for traditional life, disability, stop-loss and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products, such as deferred annuities and guaranteed investment contracts. The liabilities consist of net deposits and interest credited less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group disability insurance and stop-loss are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue and Expenses (continued)

Benefits and expenses related to traditional life, annuity, and disability contracts, including group policies and stop-loss, are recognized when incurred in a manner designed to match them with related premium revenue and spread income to be recognized over the expected policy lives. For investment-type contracts, benefits include death benefits in excess of account values, which are recognized as incurred.

Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses. Management believes intercompany expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

Income Taxes

For 2004, the Company will file a stand-alone federal income tax return, as it did in 2003. For 2002, the Company filed a federal income tax return as part of a consolidated tax return with certain affiliates. Taxes are computed under SFAS No. 109, "Accounting for Income Taxes." Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109. These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not subject to liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

Reclassification

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2004 presentation.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

New Accounting Pronouncements

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:
o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts; and

o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

Effects of Adoption

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $0.9 million. The reduction in net income was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $0.9 million, pretax, and a decrease in DAC of $0.5 million, pretax.

In October 2004, the AICPA issued a technical bulletin on financial accounting and reporting issues related to SOP 03-1. Upon adoption of the guidance in the technical bulletin, the Company restated the amount of the cumulative effect of change in accounting principle in the accompanying financial statements from the amount previously reported in earlier quarters ($0.2 million). The previously reported 2004 quarterly unaudited financial information has also been restated in Item 8 of this Form 10-K/A to reflect the implementation of the technical bulletin provisions.

Liabilities for contract guarantees

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004 (in 000's):

Benefit Type	Account balance	Net Amount at Risk	Average Attained Age
Minimum Death	$808,750	$66,329	63.7
Minimum Income	$-	$-	-
Minimum Accumulation or Withdrawal	$45,229	$-	58.3

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Liabilities for contract guarantees (continued)

The following summarizes the reserve for the guaranteed minimum death benefit at December 31, 2004 (in 000's):

Guaranteed Minimum Death Benefit
Balance at January 1, 2004	$921

Incurred guaranteed benefits	345
Paid guaranteed benefits	(761)
Interest	28

Balance at December 31, 2004	$533

The Company did not have a liability for guaranteed minimum income benefits or any asset or liability associated with the guaranteed minimum accumulation or withdrawal benefits as of January 1, 2004. The guaranteed minimum accumulation or withdrawal benefit was a $0.2 million receivable at December 31, 2004.

Other Accounting Pronouncements

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

On November 29, 2004, the AICPA issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements." The proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The proposed SOP is effective for fiscal years beginning after December 15, 2005. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

2. GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of KBL. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill during the second quarter of 2004 and concluded that it was not impaired.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $11.5 million, $11.1 million and $7.6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

In 2002, the Company received $14.9 million of additional capital contributions from Sun Life U.S. and $30.1 million of additional capital contributions from Keyport.

The Company had $1.3 million and $4.0 million due to related parties at December 31, 2004 and 2003, respectively, and $5.3 million and $4.4 million due from related parties at December 31, 2004 and 2003, respectively.

During 2004 and 2003, the Company paid $1.0 million and $0.1 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc., formerly known as MFS/Sun Life Financial Distributors, Inc.

During 2004, 2003 and 2002 the Company paid $2.5 million, $3.1 million and $1.2 million, respectively, in commission fees to Independent Financial Marketing Group, Inc., an affiliate.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

As more fully described in Note 9, the Company participates in a pension plan and other post-retirement benefits plan sponsored by Sun Life U.S.

Management believes intercompany revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of the Company's fixed maturities were as follows (in 000's):
	December 31, 2004
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$279,949	$3,589	$(1,646)	$281,892
Foreign government & agency securities	6,682	608	-	7,290
U.S. treasury & agency securities	74,747	333	(190)	74,890
Total Non-Corporate Securities	361,378	4,530	(1,836)	364,072
Corporate Securities
Basic industry	12,369	702	-	13,071
Capital goods	93,749	2,657	(209)	96,197
Communications	165,978	4,707	(1,005)	169,680
Consumer cyclical	192,745	4,895	(558)	197,082
Consumer noncyclical	50,500	2,251	(54)	52,697
Energy	63,571	3,380	(106)	66,845
Finance	557,305	9,099	(1,451)	564,953
Technology	12,393	508	(153)	12,748
Transportation	61,654	1,365	(1,214)	61,805
Utilities	187,949	7,293	(443)	194,799
Other	51,173	1,220	(323)	52,070
Total Corporate Securities	1,449,386	38,077	(5,516)	1,481,947
Total available-for-sale fixed maturities	$1,810,764	$42,607	$(7,352)	$1,846,019

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (continued)
	December 31, 2003
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$313,303	$5,751	$(5,152)	$313,902
Foreign government & agency securities	7,859	393	(2)	8,250
U.S. treasury & agency securities	92,543	1,006	(2)	93,547
Total Non-Corporate Securities	413,705	7,150	(5,156)	415,699
Corporate Securities
Basic industry	38,944	1,827	(5)	40,766
Capital goods	68,563	4,540	(119)	72,984
Communications	133,742	4,807	(990)	137,559
Consumer cyclical	166,590	8,824	(50)	175,364
Consumer noncyclical	50,813	1,740	(36)	52,517
Energy	64,584	3,746	(161)	68,169
Finance	405,646	13,246	(1,028)	417,864
Technology	19,426	644	-	20,070
Transportation	50,293	1,380	(1,925)	49,748
Utilities	265,091	11,386	(1,771)	274,706
Other	69,726	1,581	(402)	70,905
Total Corporate Securities	1,333,418	53,721	(6,487)	1,380,652
Total available-for-sale fixed maturities	$1,747,123	$60,871	$(11,643)	$1,796,351

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.
	December 31, 2004
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$148,590	$149,548
Due after one year through five years	629,455	638,841
Due after five years through ten years	435,073	448,305
Due after ten years	317,697	327,433
Subtotal	1,530,815	1,564,127
Asset-backed securities	279,949	281,892
Total	$1,810,764	$1,846,019

Gross gains of $17.5 million, $14.0 million and $5.9 million, and gross losses of $7.5 million, $2.6 million and $8.5 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2004, 2003 and 2002, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million at December 31, 2004 and 2003, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2004, 96.0% of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2004, 2003 and 2002, the Company incurred realized losses totaling $0.7 million, $1.1 million, and $4.8 million, respectively, for other-than-temporary impairments. During 2004, 2003 and 2002, $0.1 million, $0.3 million and $0.2 million, respectively, of the prior years' losses were recovered through disposition and are included in realized gains.

The Company has discontinued the accrual of income on several of its holdings for issuers that are in default. The termination of accrual accounting on these holdings reduced income by $38,000, $198,000, and $98,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2004 is as follows (in 000's):
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	26	$ 86,923	$ (521)	4	$ 5,269	$ (1,125)	30	$ 92,192	$ (1,646)
U.S. treasury & agency securities	8	66,621	(190)	-	-	-	8	66,621	(190)
Total Non-Corporate Securities	34	153,544	(711)	4	5,269	(1,125)	38	158,813	(1,836)
Corporate Securities
Basic industry	1	1,075	(1)	-	-	-	1	1,075	(1)
Capital goods	5	22,048	(155)	2	2,518	(54)	7	24,566	(209)
Communications	11	31,065	(713)	3	7,086	(292)	14	38,151	(1,005)
Consumer cyclical	11	48,527	(558)	-	-	-	11	48,527	(558)
Consumer noncyclical	3	4,015	(54)	-	-	-	3	4,015	(54)
Energy	2	1,932	(29)	1	1,668	(77)	3	3,600	(106)
Finance	32	164,847	(1,005)	8	13,728	(446)	40	178,575	(1,451)
Technology	1	6,847	(152)	-	-	-	1	6,847	(152)
Transportation	2	10,265	(59)	16	8,407	(1,155)	18	18,672	(1,214)
Utilities	7	28,840	(319)	3	3,910	(124)	10	32,750	(443)
Other	2	5,585	(140)	1	9,304	(183)	3	14,889	(323)
Total Corporate Securities	77	325,046	(3,185)	34	46,621	(2,331)	111	371,667	(5,516)
Total fixed maturities available-for-sale	111	$ 478,590	$ (3,896)	38	$ 51,890	$ (3,456)	149	$ 530,480	$ (7,352)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2003 is as follows (in 000's):
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	20	$ 35,744	$ (1,637)	7	$ 8,817	$ (3,515)	27	$ 44,561	$ (5,152)
Foreign government & agency securities	1	181	(1)	-	-	-	1	181	(1)
U.S. treasury & agency securities	1	21,240	(2)	-	-	-	1	21,240	(2)
Total Non-Corporate Securities	22	57,165	(1,640)	7	8,817	(3,515)	29	65,982	(5,155)
Corporate Securities
Basic industry	2	211	(5)	-	-	-	2	211	(5)
Capital goods	3	6,469	(119)	-	-	-	3	6,469	(119)
Communications	13	32,287	(990)	-	-	-	13	32,287	(990)
Consumer cyclical	4	11,655	(50)	-	-	-	4	11,655	(50)
Consumer noncyclical	6	4,541	(36)	-	-	-	6	4,541	(36)
Energy	3	5,755	(161)	-	-	-	3	5,755	(161)
Finance	20	38,648	(751)	6	20,658	(278)	26	59,306	(1,029)
Transportation	16	14,608	(805)	3	5,330	(1,119)	19	19,938	(1,924)
Utilities	17	56,334	(1,399)	3	5,775	(372)	20	62,109	(1,771)
Other	5	27,202	(395)	1	246	(8)	6	27,448	(403)
Total Corporate Securities	89	197,710	(4,711)	13	32,009	(1,777)	102	229,719	(6,488)
Total fixed maturities available-for-sale	111	$ 254,875	$ (6,351)	20	$ 40,826	$ (5,292)	131	$ 295,701	$ (11,643)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance as well as overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on issuer financial ratios, including leverage and coverage measures specific to an industry and relative to any investment covenants. Additionally, the Company's analysis assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its Investment, Finance and Actuarial functions. The Credit Committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

Mortgage loans

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (Continued)

Mortgage loans

Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loan's value has been impaired, appropriate losses are recorded. The Company had no restructured mortgage loans at December 31, 2004 and 2003, respectively.

Mortgage loans comprised the following property types and geographic regions (in 000's):

	December 31,
Property Type:	2004	2003
Office building	$44,882	$45,630
Residential	1,552	1,591
Retail	55,231	37,022
Industrial/warehouse	29,016	15,950
Other	6,116	7,884
Valuation allowance	(236)	(81)

Total	$136,561	$107,996

	December 31,
Geographic region:	2004	2003
Arizona	$7,082	$6,727
California	10,525	5,150
Colorado	6,047	6,174
Delaware	11,925	8,814
Florida	21,480	15,915
Georgia	6,134	790
Indiana	6,727	6,221
Maryland	4,823	7,830
Michigan	426	471
Minnesota	2,760	2,838
Missouri	2,335	1,294
Nevada	1,243	-
New Jersey	2,720	2,800
New York	7,382	6,657
North Carolina	2,383	-
Ohio	12,500	7,291
Pennsylvania	14,957	16,136
Texas	6,414	4,775
Utah	2,851	1,869
Virginia	4,056	4,200
Other	2,027	2,125
Valuation allowance	(236)	(81)

Total	$136,561	$107,996

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (Continued)

At December 31, 2004, scheduled mortgage loan maturities were as follows (in 000's):

2005	$-
2006	-
2007	9,397
2008	5,065
2009	388
Thereafter	121,711
Total	$136,561

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $2.6 million and $18.6 million at December 31, 2004 and 2003, respectively.

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31 (in 000's):

	2004	2003	2002

Fixed maturities	$ 9,916	$ 11,421	$ (2,641)
Mortgage loans	(155)	-	-
Short-term investments	143	1	3
Other than temporary declines	(689)	(1,122)	(4,837)
Sales of impaired assets	86	347	210
Total	$ 9,301	$ 10,647	$ (7,265)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000's):

	2004	2003	2002

Fixed maturities	$ 86,999	$ 82,165	$ 72,786
Mortgage loans	7,982	4,693	2,640
Other	295	38	139
Gross investment income	95,276	86,896	75,565
Less: Investment expenses	1,406	1,594	718
Net investment income	$ 93,870	$ 85,302	$ 74,847

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31 (in 000's):

	2004		2003
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 43,262	$ 43,262	$ 64,336	$ 64,336
Fixed maturities	1,846,019	1,846,019	1,796,351	1,796,351
Mortgages	136,561	142,819	107,996	113,644
Policy loans	153	153	274	274
Separate account assets	647,184	647,184	580,203	580,203

Financial liabilities:
Contractholder deposit funds	1,774,281	1,701,333	1,719,446	1,644,520
Separate account liabilities	647,184	647,184	580,203	580,203

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest. The fair values of short-term bonds are estimated to be amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

8. REINSURANCE

The Company had an agreement with SLOC whereby SLOC reinsured the mortality risks of the Company's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis. The agreement provided that SLOC would reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by the Company. The treaty was commuted effective December 31, 2004.

The Company had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of the Company's group long-term disability contracts. The treaty was commuted effective December 31, 2004.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company's group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company's group stop-loss contracts. Under this agreement, certain stop-loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for medical stop-loss contracts ceded by the Company.

The effects of reinsurance were as follows (in 000's):

	For the Years Ended December 31,
	2004	2003	2002

Insurance premiums:
Direct	$37,251	$33,418	$25,900
Ceded - Affiliated	-	3,468	4,133
Ceded - Non-affiliated	2,245	1,493	1,482
Net Premiums	$35,006	$28,457	$20,285

Insurance and other individual policy benefits and claims
Direct	$29,412	$31,276	$19,644
Ceded - Affiliated	1,493	3,775	2,858
Ceded - Non-affiliated	1,297	850	358
Net policy benefits and claims	$26,622	$26,651	$16,428

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

8. REINSURANCE (Continued)

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company periodically evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

9. RETIREMENT PLANS

Pension Plan

The Company participates in a non-contributory defined benefit pension plan that is sponsored by Sun Life U.S., which is directly liable for the related obligations. Benefits under the plan are based on years of service and employees' average compensation. The Company is allocated a portion of the pension plan expenses. The allocated expenses were $25,000, $41,000 and $14,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company participates in a 401(K) plan sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible at date of hire. Under the plan, employer contributions are matched up to a specified amount of the employee's contributions to the plan. The Company's portion of this employer contribution was $19,000, $23,000 and $15,700 for the years ended December 31, 2004, 2003 and 2002, respectively.

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The Company is allocated a portion of these post-retirement benefit plans expenses. The allocated expenses were $13,000, $4,000 and $11,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

10. FEDERAL INCOME TAXES

For 2004, the Company will file a stand-alone federal income tax return, as it did for 2003. In 2007, and periods thereafter, the Company will file a consolidated tax return with SLC - U.S. Ops Holdings, an affiliate. For periods prior to 2003, the Company participated in a consolidated tax return with certain affiliates; however, federal income taxes were calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the statements of operations for the years ended December 31, was as follows (in 000's):

	2004 Restated	2003 Restated	2002
Federal income tax expense (benefit):
Current	$124	$(1,996)	$274
Deferred	7,105	5,145	(1,984)

Total	$7,229	$3,149	$(1,710)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES (continued)

Federal income taxes attributable to operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows (in 000's):

	2004 Restated	2003 Restated	2002

Expected federal income tax expense (benefit)	$7,640	$3,431	$(1,695)
Other	(411)	(282)	(15)

Federal income tax expense (benefit)	$7,229	$3,149	$(1,710)

The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and liabilities as of December 31 were as follows (in 000's):

	2004 Restated	2003 Restated

Deferred tax assets:
Actuarial liabilities	$24,794	$21,583
Net operating loss	1,357	4,856
Total deferred tax assets	26,151	26,439

Deferred tax liabilities:
Investments, net	(13,705)	(17,033)
Deferred policy acquisition costs	(13,488)	(10,513)
Other	(3,907)	(2,736)

Total deferred tax liabilities	(31,100)	(30,282)
Net deferred tax liabilities	$(4,949)	$(3,843)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES (Continued)

For periods prior to 2003, payments were made under certain tax sharing agreements with affiliates that required each company to calculate its liability as if it filed a separate return. Sun NY Predecessor had cash payments to Sun Life U.S. for federal income taxes of approximately $2.7 million for the year ended December 31, 2002 and had cash received of approximately $2.0 million for the year ended December 31, 2003. Similarly, KBL paid approximately $0.6 million to Keyport for federal income taxes for the year ended December 31, 2002 and received approximately $1.0 million from Keyport for the year ended December 31, 2003. At December 31, 2004, the Company had $3.9 million of net operating loss carryforwards which will expire, if unused, in 2017.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the financial statements in anticipation of the results of these audits.  Sun NY Predecessor is currently under audit by the IRS for the years 2001 through 2002.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the stop-loss, group life and group disability products is summarized below (in 000's):

2004

2003

Balance at January 1

$

31,337

$

24,294

Less reinsurance receivable

(9,146)

(6,621)

Net balance at January 1

22,191

17,673

Incurred related to:

Current year

20,889

14,711

Prior years

910

(69)

Total incurred

21,799

14,642

Paid losses related to:

Current year

(12,009)

(5,867)

Prior years

(5,791)

(4,258)

Total paid

(17,800)

(10,125)

Balance at December 31

32,571

31,337

Less reinsurance receivable

(6,381)

(9,146)

Net balance at December 31

$

26,190

$

22,191

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability line of business.  Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

12. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31, were as follow (in 000's):

 2004
Restated

 2003
Restated

Balance at January 1

$ 59,607

$ 46,567

Acquisition costs deferred

15,078

28,231

Amortized to expense during year

(6,188)

(7,390)

Adjustment for unrealized investment gains

during year

(1,807)

(7,801)

Balance at December 31

$ 66,690

$ 59,607

13. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities.  Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker.  As a result of the merger at December 31, 2002, KBL's results are included with the Wealth Management Segment. Net investment income is allocated based on segmented assets by line of business.  The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets and administers individual and group fixed and variable annuity products.

Group Protection

The Group Protection Segment markets and administers group life insurance, stop-loss insurance, long-term disability and short-term disability products.  These products are sold to employers that provide group benefits for their employees.

Individual Protection

The individual insurance products offered by the Individual Protection Segment are universal life, variable universal life and conversions from the Company's group life product.

Corporate

The Corporate segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.  Management evaluates the results of the operating segments on an after-tax basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

13. SEGMENT INFORMATION  (Continued)

The following amounts pertained to the various business segments (in 000's):

Year ended December 31, 2004

(Restated)

Wealth

Group

Individual

Management

Protection

Protection

Corporate

Totals

Total Revenues

$

116,274

$

34,908

$

836

$

(279)

$

151,739

Total Expenditures

96,973

31,605

1,386

(54)

129,910

Pretax Income (Loss)

19,301

3,303

(550)

(225)

21,829

Net Income (Loss)

$

11,766

$

2,147

$

(357)

$

88

$

13,644

Total Assets

$

2,735,845

$

53,131

$

2,043

$

21,283

$

2,812,302

Year ended December 31, 2003

(Restated)

Wealth

Group

Individual

Management

Protection

Protection

Corporate

Totals

Total Revenues

$

108,427

$

26,609

$

873

$

2,485

$

138,394

Total Expenditures

102,327

25,712

713

(161)

128,591

Pretax Income

6,100

897

160

2,646

9,803

Net Income

$

4,088

$

608

$

113

$

1,845

$

6,654

Total Assets

$

2,632,557

$

46,535

$

1,460

$

35,417

$

2,715,969

Year ended December 31, 2002

Wealth

Group

Individual

Management

Protection

Protection

Corporate

Totals

Total Revenues

$

77,917

$

20,181

$

422

$

1,033

$

99,553

Total Expenditures

89,093

15,630

350

(679)

104,394

Pretax (Loss) Income

(11,176)

4,551

72

1,712

(4,841)

Net (Loss) Income

$

(7,493)

$

3,195

$

51

$

1,116

$

(3,131)

Total Assets

$

2,352,845

$

34,946

$

1,282

$

16,188

$

2,405,261

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

14. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the Insurance Department of the State of New York prepared on a statutory accounting basis prescribed or permitted by the State of New York.  Statutory net income and capital stock and surplus differ from net income and stockholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

The Company's statutory surplus and net income (loss) were as follows (in 000's):

For the Years ended December 31,

2004

2003

2002

Statutory surplus and capital

$ 192,131

$ 186,480

$ 162,669

Statutory net income (loss)

14,807

16,477

(16,547)

15. DIVIDEND RESTRICTIONS

The Company's ability to pay dividends is subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by the Company during 2004, 2003 or 2002.

16. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows (in 000's):

2004

2003

Unrealized gains on available-for-sale securities

$ 35,255

$ 49,228

DAC unrealized amortization

(12,546)

(10,739)

Tax effect

(8,226)

(13,743)

Accumulated other comprehensive income

$ 14,483

$ 24,746

17. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by the New York state guaranty fund.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

17. COMMITMENTS AND CONTINGENCIES (Continued)

Regulatory and Industry Developments

As part of an industry wide investigation, state regulators are investigating certain compensation arrangements and other business practices between insurance companies and brokers. Certain of the Company's affiliates have received requests for information from state regulators and are cooperating with respect to these matters.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating with the SEC in these matters.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors, and recordkeeping requirements.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flow of the Company.

Indemnities

In the normal course of business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years.  As of December 31, 2004, minimum future lease payments under such leases are as follows (in 000's):

2005

$ 183

2006

220

2007

235

2008

242

2009

246

Thereafter

41

Total

$ 1,167

Total rental expense for the years ended December 31, 2004, 2003 and 2002 was $1.0 million, $1.1 million and $1.1 million, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

18.  RESTATEMENT

Subsequent to the issuance of its 2004 financial statements, the Company determined that DAC and amortization of DAC were misstated.  As a result, the accompanying 2004 and 2003 financial statements have been restated from the amounts previously reported in the Company's Annual Report on Form 10-K for the year ended December 31, 2004.  A summary of the significant effects of the restatement is as follows (in 000's):

2004

2003

As Previously

As Previously

Reported

As Restated

Reported

As Restated

Statements of Operations

For the year ended December 31:

Amortization of deferred policy acquisition costs

$ 5,224

$ 5,763

$ 17,501

$ 7,390

Total benefits and expenses

$ 129,371

$ 129,910

$ 138,702

$ 128,591

Income (loss) before income tax expense (benefit)

and cumulative effect of change in accounting

principle

$ 22,368

$ 21,829

$ (308)

$ 9,803

Federal income tax expense (benefit)

$ 7,418

$ 7,229

$ (390)

$ 3,149

Income (loss) before cumulative effect of change in

accounting principle, net of tax

$ 14,868

$ 14,518

$ 82

$ 6,654

Cumulative effect of change in accounting principle, net of tax

$ (382)

$ (874)

$ -

$ -

Net income

$ 14,486

$ 13,644

$ 82

$ 6,654

2004

2003

As Previously

As Previously

Reported

As Restated

Reported

As Restated

Balance Sheets

At December 31:

Deferred policy acquisition costs

$ 57,877

$ 66,690

$ 49,496

$ 59,607

Total assets

$ 2,803,489

$ 2,812,302

$ 2,705,858

$ 2,715,969

Deferred federal income taxes

$ 1,866

$ 4,949

$ 304

$ 3,843

Total liabilities

$ 2,507,686

$ 2,510,769

$ 2,414,278

$ 2,417,817

Retained earnings

$ 39,257

$ 44,987

$ 24,771

$ 31,343

Total stockholder's equity

$ 295,803

$ 301,533

$ 291,580

$ 298,152

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2004, 2003 and 2002

18.  RESTATEMENT (continued)

2004

2003

As Previously

As Previously

Reported

As Restated

Reported

As Restated

Statements of Comprehensive Income

For the year ended December 31:

Net income

$ 14,486

$ 13,644

$ 82

$ 6,654

Comprehensive income (loss)

$ 4,223

$ 3,381

$ (488)

$ 6,084

2004

2003

As Previously

As Previously

Reported

As Restated

Reported

As Restated

Statements of Stockholder's Equity

For the year ended December 31:

Net income

$ 14,486

$ 13,644

$ 82

$ 6,654

Retained earnings

$ 39,257

$ 44,987

$ 24,771

$ 31,343

Total stockholder's equity

$ 295,803

$ 301,533

$ 291,580

$ 298,152

2004

2003

As Previously

As Previously

Reported

As Restated

Reported

As Restated

Statements of Cash Flows

For the year ended December 31:

Cash Flows From Operating Activities

Net income

$ 14,486

$ 13,644

$ 82

$ 6,654

Adjusments to reconcile net income to net cash

Provided by (used in) operating activities:

Amortization of deferred policy acquisition costs

$ 5,224

$ 5,763

$ 17,501

$ 7,390

Deferred federal income taxes

$ 7,375

$ 7,185

$ 1,432

$ 4,971

Cumulative effect of change in accounting principle, net of tax

$ 382

$ 874

$ -

$ -

19. SUBSEQUENT EVENT

As described in Note 17, the Company is cooperating with the SEC in its continuing investigations and examinations with respect to various issues.  As a result of these investigations and examinations, the Company is engaged in discussions with the SEC that may lead to settled administrative actions involving the Company.  At this time, management cannot reasonably estimate an amount to be recorded in the Company's financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Sun Life Insurance and Annuity Company of New York

Wellesley Hills, Massachusetts

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2004 and 2003, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2004 and 2003, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 18, the accompanying 2004 and 2003 financial statements and financial statement schedules have been restated.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2005

(April 29, 2005 as to Note 19 and the effects of the restatement discussed in Note 18.)


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)

The following Financial Statements are included in the Registration Statement:

A.

Condensed Financial Information - Accumulation Unit Values (Part A)

B.

Financial Statements of the Depositor (Part B)

Audited:

1.

Statements of Income, Years Ended December 31, 2004, 2003 and 2002;

2.

Balance Sheets, December 31, 2004 and 2003:

3.

Statements of Comprehensive Income, Years Ended December 31, 2004, 2003 and 2002;

4.

Statements of Stockholder's Equity, Years Ended December 31, 2004, 2003 and 2002;

5.

Statements of Cash Flows, Years Ended December 31, 2004, 2003 and 2002;

6.

Notes to Financial Statements; and

7.

Report of Independent Registered Public Accounting Firm.

C.

Financial Statements of the Registrant (Part B)

1.

Statement of Condition, December 31, 2004;

2.

Statement of Operations, Year Ended December 31, 2004;

3.

Statements of Changes in Net Assets, Years Ended December 31, 2004 and December 31, 2003;

4.

Notes to Financial Statements; and

5.

Report of Independent Registered Public Accounting Firm.

(b)

The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(2)

Not applicable;

(3)(a)

Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(iii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(c)(i)

Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)

Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000;*

(4)(a)

Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on December 29, 2004);

(4)(b)

Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(5)

Specimen Application used with the annuity contract filed as Exhibit (4)(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on December 29, 2004);

(6)

Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)

Not Applicable;

(8)(a)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)

Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(c)

Amended and Restated Participation Agreement dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(d)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(e)

Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York;*

(8)(f)

Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)

Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(h)

Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed December 31, 2002);

(8)(i)

Participation Agreement by and among Wanger Advisors Trust, Liberty Funds Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(j)

Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)

Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)

Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)

Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(n)

Participation Agreement among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(o)

Participation Agreement dated February 15, 2005, among Nations Separate Account Trust, BACAP Distributors, LLC, Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(p)

Participation Agreement by and among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(q)

Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(9)

Opinion and Consent of Counsel as to legality of securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-119154, filed on September 21, 2004);

(10)

Consent of Independent Registered Public Accounting Firm*;

(10)(b)

Representation of Counsel pursuant to Rule 485(b)*;

(11)

None;

(12)

Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-05037, filed on April 24, 1998);

(14)

Not Applicable;

(15)(a)

Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)

Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A, File No. 333-114126, filed on February 25, 2005).


* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and

Principal Positions and Officers

Business Address

With Depositor

Thomas A. Bogart

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

Gary Corsi

Director, Vice President & Chief Financial Officer &

Sun Life Assurance Company of Canada (U.S.)

Treasurer

One Sun Life Executive Park

Wellesley Hills, MA 02481

Scott M. Davis

Director, Vice President and General Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

Paul W. Derksen

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

Mary M. Fay

Director and Vice President, Annuities

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

Leila Heckman

Director

Heckman Global Advisors

230 Park Avenue, Suite 865

New York, NY 10169

Donald B. Henderson, Jr.

Director

LeBoeuf, Lamb, Greene & MacRae, LLP

125 West 55th Street

New York, NY 10019

Peter R. O'Flinn

Director

27361 Hidden River Court

Bonita Springs, FL 34134

C. James Prieur

Chairman and Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

Robert C. Salipante

President & Director

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

Barbara Z. Shattuck

Director

Shattuck Hammond Partners LLC

630 Fifth Avenue, Suite 2950

New York, NY 10019

David K. Stevenson

Director

47 Village Avenue, Unit 301

Dedham, MA 02026

Donald A. Stewart

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario-Canada M5H 1J9

Claude A. Accum

Vice President, Individual Insurance

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

Michael E. Shunney

Vice President, Group Insurance

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

James M.A. Anderson

Vice President, Investments

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel and

Sun Life Assurance Company of Canada (U.S.)

Secretary

One Sun Life Executive Park

Wellesley Hills, MA 02481

Keith Gubbay

Vice President and Chief Actuary

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources &

Sun Life Assurance Company of Canada (U.S.)

Public Relations

One Sun Life Executive Park

Wellesley Hills, MA 02481

John R. Wright

Executive Vice President, Sun Life Financial

Sun Life Assurance Company of Canada (U.S.)

U.S. Operations

One Sun Life Executive Park

Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Insurance and Annuity Company of New York is filed as Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed February 25, 2005.


None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

None

Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.


Name and Principal

Position and Offices

Business Address*

with Underwriter

Imants Sakson

President

James M.A. Anderson

Director

Gary Corsi

Director

Mary M. Fay

Director

Ellen B. King

Secretary

George E. Maden

Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Nancy C. Atherton

Assistant Vice President & Tax Officer

Jane F. Jette

Financial/Operations Principal and Treasurer

Amy E. Mercer

Assistant Secretary


*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(b)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)

To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 2nd day of May, 2005.


SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(Depositor)

By: /s/ ROBERT C. SALIPANTE*

  Robert C. Salipante

  President and Director

*By:

/s/ Edward M. Shea

Edward M. Shea

Assistant Vice President

and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.


SIGNATURE

TITLE

DATE

/s/ ROBERT C. SALIPANTE*

President and Director

Robert C. Salipante

(Principal Executive Officer)

May 2, 2005

/s/ GARY CORSI*

Vice President, Chief Financial Officer and Director

Gary Corsi

(Principal Financial and Accounting Officer)

May 2, 2005

*By: /s/ Edward M. Shea

Attorney-in-Fact for:

May 2, 2005

Edward M. Shea

C. James Prieur, Chairman and Director

Donald A. Stewart, Director

Donald B. Henderson, Jr., Director

Peter R. O'Flinn, Director

David K. Stevenson, Director

Barbara Z. Shattuck, Director

Leila Heckman, Director


*Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-100475) filed on April 23, 2004.

EXHIBIT INDEX


(3)(c)(ii)

Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000

(8)(e)

Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York

(10)(a)

Consent of Independent Registered Public Accounting Firm

(10)(b)

Representation of Counsel
